UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Equity Fund
January 31, 2018

Adaptive Equity - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 3.4%
Boeing Co. (The)	3,090	1,095,003
Curtiss-Wright Corp.	1,506	196,774
Lockheed Martin Corp.	6,819	2,419,722
		3,711,499
Airlines — 1.0%
Southwest Airlines Co.	18,492	1,124,314
Automobiles — 0.3%
Ford Motor Co.	33,416	366,573
Banks — 0.8%
Associated Banc-Corp.	9,576	237,006
U.S. Bancorp	11,320	646,825
		883,831
Beverages — 2.1%
Monster Beverage Corp.(1)	33,498	2,285,568
Biotechnology — 3.1%
AbbVie, Inc.	10,670	1,197,388
Amgen, Inc.	6,636	1,234,628
Gilead Sciences, Inc.	11,648	976,102
		3,408,118
Building Products — 0.4%
Simpson Manufacturing Co., Inc.	7,428	436,321
Capital Markets — 2.9%
Janus Henderson Group plc	22,681	893,178
Moelis & Co., Class A	11,900	615,230
Nasdaq, Inc.	21,558	1,744,257
		3,252,665
Chemicals — 0.5%
LyondellBasell Industries NV, Class A	4,734	567,323
Communications Equipment — 1.8%
Cisco Systems, Inc.	35,381	1,469,727
Palo Alto Networks, Inc.(1)	3,631	573,226
		2,042,953
Consumer Finance — 2.9%
American Express Co.	16,780	1,667,932
Green Dot Corp., Class A(1)	24,934	1,527,457
		3,195,389
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	5,893	1,263,341
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	82,566	3,092,097
Electric Utilities — 1.9%
Exelon Corp.	34,251	1,319,006
Great Plains Energy, Inc.	21,475	668,302
Xcel Energy, Inc.	3,001	136,966
		2,124,274

Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	55,630	1,736,769
Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	11,705	1,728,829
Apple Hospitality REIT, Inc.	97,765	1,905,440
CareTrust REIT, Inc.	36,344	577,506
CubeSmart	4,641	127,767
InfraREIT, Inc.(1)	40,780	774,004
		5,113,546
Food and Staples Retailing — 2.9%
CVS Health Corp.	15,134	1,190,894
Wal-Mart Stores, Inc.	18,648	1,987,877
		3,178,771
Food Products — 1.5%
General Mills, Inc.	5,400	315,846
Kellogg Co.	17,609	1,199,349
Post Holdings, Inc.(1)	2,510	189,932
		1,705,127
Gas Utilities — 0.5%
ONE Gas, Inc.	7,376	522,442
Health Care Equipment and Supplies — 1.1%
Haemonetics Corp.(1)	19,263	1,245,353
Health Care Providers and Services — 3.8%
Anthem, Inc.	7,773	1,926,538
Cardinal Health, Inc.	7,424	532,969
Express Scripts Holding Co.(1)	400	31,672
HCA Healthcare, Inc.(1)	6,652	672,916
Premier, Inc., Class A(1)	8,327	270,211
UnitedHealth Group, Inc.	3,291	779,243
		4,213,549
Hotels, Restaurants and Leisure — 3.8%
Six Flags Entertainment Corp.	29,435	1,988,628
Wingstop, Inc.	46,555	2,251,400
		4,240,028
Household Durables — 0.2%
KB Home	7,915	249,481
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	17,011	1,192,131
Industrial Conglomerates — 1.3%
3M Co.	5,630	1,410,315
Insurance — 2.2%
Chubb Ltd.	10,884	1,699,537
Kemper Corp.	10,758	697,656
		2,397,193
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc.(1)	118	171,205
Internet Software and Services — 5.4%
Alphabet, Inc., Class A(1)	1,914	2,262,769
Facebook, Inc., Class A(1)	7,513	1,404,105
GoDaddy, Inc., Class A(1)	9,715	536,559
NIC, Inc.	37,351	620,027

Yelp, Inc., Class A(1)	25,548	1,119,513
		5,942,973
IT Services — 4.9%
Conduent, Inc.(1)	33,052	542,053
CoreLogic, Inc.(1)	22,035	1,043,578
EVERTEC, Inc.	39,008	610,475
International Business Machines Corp.	5,121	838,308
PayPal Holdings, Inc.(1)	21,726	1,853,662
Visa, Inc., Class A	4,001	497,044
		5,385,120
Leisure Products — 0.5%
Callaway Golf Co.	35,189	519,741
Machinery — 0.7%
IDEX Corp.	1,315	188,676
Xylem Inc.	8,365	604,455
		793,131
Marine — 0.6%
Costamare, Inc.	100,153	652,997
Media — 2.6%
Comcast Corp., Class A	30,923	1,315,155
Omnicom Group, Inc.	6,791	520,530
Walt Disney Co. (The)	9,758	1,060,402
		2,896,087
Metals and Mining — 0.5%
Royal Gold, Inc.	6,406	570,134
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	3,931	315,895
Oil, Gas and Consumable Fuels — 6.9%
Cabot Oil & Gas Corp.	52,142	1,373,942
Exxon Mobil Corp.	38,253	3,339,487
Marathon Petroleum Corp.	9,005	623,776
Occidental Petroleum Corp.	9,616	720,911
Williams Cos., Inc. (The)	5,922	185,892
Williams Partners LP	31,828	1,333,593
		7,577,601
Paper and Forest Products — 1.1%
Domtar Corp.	23,519	1,207,936
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	4,220	569,531
Pharmaceuticals — 5.5%
Merck & Co., Inc.	7,566	448,286
Pfizer, Inc.	112,206	4,156,110
Phibro Animal Health Corp., Class A	18,497	629,823
Prestige Brands Holdings, Inc.(1)	19,457	813,886
		6,048,105
Professional Services — 0.6%
Exponent, Inc.	8,412	623,750
Road and Rail — 0.8%
Saia, Inc.(1)	11,442	864,443
Semiconductors and Semiconductor Equipment — 2.4%
Diodes, Inc.(1)	3,591	101,231
Intel Corp.	37,201	1,790,856

Texas Instruments, Inc.	7,278	798,178
		2,690,265
Software — 5.3%
Intuit, Inc.	3,273	549,537
Microsoft Corp.	31,843	3,025,403
RealPage, Inc.(1)	46,321	2,304,470
		5,879,410
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	21,284	2,590,476
Home Depot, Inc. (The)	6,785	1,363,106
Lowe's Cos., Inc.	9,150	958,280
		4,911,862
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	14,854	2,487,005
Hewlett Packard Enterprise Co.	3,748	61,467
Western Digital Corp.	376	33,457
		2,581,929
Thrifts and Mortgage Finance — 3.4%
Essent Group Ltd.(1)	46,020	2,140,850
Northwest Bancshares, Inc.	95,129	1,602,924
		3,743,774
Tobacco — 0.9%
Altria Group, Inc.	14,914	1,049,051
Trading Companies and Distributors — 0.5%
Watsco, Inc.	3,193	574,069
TOTAL COMMON STOCKS (Cost $84,628,980)		110,527,980
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $108,091), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $106,141)		106,138
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,982	58,982
TOTAL TEMPORARY CASH INVESTMENTS (Cost $165,120)		165,120
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $84,794,100)		110,693,100
OTHER ASSETS AND LIABILITIES†		(44,383)
TOTAL NET ASSETS — 100.0%		$110,648,717

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	110,527,980	—	—
Temporary Cash Investments	58,982	106,138	—
	110,586,962	106,138	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
January 31, 2018

All Cap Growth - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.1%
Boeing Co. (The)	43,193	15,306,303
L3 Technologies, Inc.	44,382	9,429,400
		24,735,703
Air Freight and Logistics — 3.4%
FedEx Corp.	118,059	30,988,126
XPO Logistics, Inc.(1)	99,854	9,430,212
		40,418,338
Airlines — 0.4%
American Airlines Group, Inc.	77,857	4,229,192
Automobiles — 0.6%
Tesla, Inc.(1)	21,096	7,474,524
Banks — 2.3%
BankUnited, Inc.	85,724	3,518,113
SVB Financial Group(1)	43,664	10,765,359
Zions Bancorporation	256,623	13,865,341
		28,148,813
Beverages — 2.3%
Constellation Brands, Inc., Class A	29,376	6,447,151
Molson Coors Brewing Co., Class B	42,492	3,570,178
Monster Beverage Corp.(1)	268,302	18,306,245
		28,323,574
Biotechnology — 4.6%
AbbVie, Inc.	147,844	16,591,054
Acceleron Pharma, Inc.(1)	81,645	3,389,084
Alexion Pharmaceuticals, Inc.(1)	99,109	11,825,686
BioMarin Pharmaceutical, Inc.(1)	56,198	5,070,745
Celgene Corp.(1)	149,983	15,172,280
Exelixis, Inc.(1)	88,644	2,686,800
Neurocrine Biosciences, Inc.(1)	15,687	1,340,768
		56,076,417
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	17,158	3,425,252
Cboe Global Markets, Inc.	58,669	7,884,527
Charles Schwab Corp. (The)	242,670	12,944,018
S&P Global, Inc.	44,201	8,004,801
SEI Investments Co.	115,215	8,658,407
		40,917,005
Chemicals — 0.7%
Scotts Miracle-Gro Co. (The)	54,086	4,882,343
Valvoline, Inc.	121,995	3,007,177
		7,889,520
Commercial Services and Supplies — 0.5%
Brink's Co. (The)	75,758	6,318,217
Communications Equipment — 0.7%
Palo Alto Networks, Inc.(1)	51,938	8,199,452

Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	84,916	5,898,265
Construction Materials — 0.4%
Vulcan Materials Co.	37,160	5,031,464
Consumer Finance — 0.3%
Discover Financial Services	50,675	4,043,865
Containers and Packaging — 0.5%
Ball Corp.	166,058	6,356,700
Electrical Equipment — 0.6%
AMETEK, Inc.	98,525	7,517,458
Electronic Equipment, Instruments and Components — 1.6%
Dolby Laboratories, Inc., Class A	184,536	11,873,046
National Instruments Corp.	140,505	7,016,820
		18,889,866
Equity Real Estate Investment Trusts (REITs) — 1.9%
Crown Castle International Corp.	101,113	11,402,513
SBA Communications Corp.(1)	65,443	11,419,804
		22,822,317
Food Products — 1.1%
Mondelez International, Inc., Class A	287,871	12,781,472
Health Care Equipment and Supplies — 4.3%
Align Technology, Inc.(1)	20,448	5,357,376
Baxter International, Inc.	169,560	12,213,407
Hill-Rom Holdings, Inc.	54,111	4,617,291
Intuitive Surgical, Inc.(1)	13,030	5,624,660
Teleflex, Inc.	88,253	24,512,271
		52,325,005
Health Care Providers and Services — 3.1%
Aetna, Inc.	31,447	5,874,929
Amedisys, Inc.(1)	234,283	12,562,255
Humana, Inc.	52,322	14,745,909
WellCare Health Plans, Inc.(1)	20,080	4,224,430
		37,407,523
Hotels, Restaurants and Leisure — 2.5%
Las Vegas Sands Corp.	97,867	7,586,650
McDonald's Corp.	54,676	9,357,251
MGM Resorts International	175,742	6,405,796
Starbucks Corp.	115,839	6,580,813
		29,930,510
Household Durables — 0.4%
Newell Brands, Inc.	185,948	4,916,465
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	49,359	71,614,480
Expedia, Inc.	35,246	4,511,840
Priceline Group, Inc. (The)(1)	2,234	4,271,520
		80,397,840
Internet Software and Services — 12.8%
Alibaba Group Holding Ltd. ADR(1)	52,413	10,707,452
Alphabet, Inc., Class A(1)	76,573	90,526,132
Alphabet, Inc., Class C(1)	2,612	3,055,883
Facebook, Inc., Class A(1)	270,057	50,470,953
		154,760,420

IT Services — 5.8%
Alliance Data Systems Corp.	50,407	12,937,461
MasterCard, Inc., Class A	232,611	39,311,259
Visa, Inc., Class A	139,893	17,378,907
		69,627,627
Life Sciences Tools and Services — 0.7%
Bio-Techne Corp.	36,408	5,107,678
Illumina, Inc.(1)	15,976	3,716,657
		8,824,335
Machinery — 3.2%
Ingersoll-Rand plc	73,417	6,947,451
John Bean Technologies Corp.	10,825	1,231,344
Kennametal, Inc.	303,011	14,780,876
Middleby Corp. (The)(1)	82,328	11,218,013
Snap-on, Inc.	28,590	4,897,753
		39,075,437
Media — 1.0%
Comcast Corp., Class A	286,576	12,188,077
Multiline Retail — 0.7%
Dollar Tree, Inc.(1)	78,343	9,009,445
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.(1)	32,170	5,064,845
Pioneer Natural Resources Co.	20,932	3,828,672
Range Resources Corp.	147,727	2,105,110
		10,998,627
Pharmaceuticals — 2.2%
Jazz Pharmaceuticals plc(1)	78,087	11,380,399
Zoetis, Inc.	191,002	14,655,584
		26,035,983
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	33,041	6,113,907
Norfolk Southern Corp.	44,616	6,731,662
		12,845,569
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom Ltd.	98,098	24,331,247
KLA-Tencor Corp.	67,120	7,369,776
		31,701,023
Software — 10.0%
Adobe Systems, Inc.(1)	76,808	15,343,166
Autodesk, Inc.(1)	63,946	7,393,436
Electronic Arts, Inc.(1)	136,542	17,335,372
Microsoft Corp.	529,370	50,295,444
Oracle Corp. (New York)	191,226	9,865,349
salesforce.com, Inc.(1)	137,711	15,686,660
Splunk, Inc.(1)	56,769	5,243,753
		121,163,180
Specialty Retail — 5.6%
Burlington Stores, Inc.(1)	73,605	8,958,465
Home Depot, Inc. (The)	151,205	30,377,084
Lowe's Cos., Inc.	174,522	18,277,689
O'Reilly Automotive, Inc.(1)	37,917	10,036,251
		67,649,489

Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	295,015	49,394,361
Textiles, Apparel and Luxury Goods — 0.6%
NIKE, Inc., Class B	101,371	6,915,530
Tobacco — 2.6%
British American Tobacco plc	132,702	9,079,809
Philip Morris International, Inc.	206,733	22,167,979
		31,247,788
Water Utilities — 0.5%
Evoqua Water Technologies Corp.(1)	277,624	6,346,485
TOTAL COMMON STOCKS (Cost $694,358,648)		1,198,832,881
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $3,389,998), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $3,328,830)		3,328,733
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $2,832,702), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $2,775,042)		2,775,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,175	3,175
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,106,908)		6,106,908
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $700,465,556)		1,204,939,789
OTHER ASSETS AND LIABILITIES — 0.2%		2,915,037
TOTAL NET ASSETS — 100.0%		$1,207,854,826

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,319,934	CAD	6,836,019	Morgan Stanley	3/29/18	$(241,434)
GBP	214,977	USD	305,493	Morgan Stanley	3/29/18	404
USD	7,875,755	GBP	5,881,419	Morgan Stanley	3/29/18	(493,088)
USD	205,988	GBP	149,887	Morgan Stanley	3/29/18	(7,290)
						$(741,408)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,189,753,072	9,079,809	—
Temporary Cash Investments	3,175	6,103,733	—
	1,189,756,247	15,183,542	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	404	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	741,812	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2018

Balanced - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 61.1%
Aerospace and Defense — 1.8%
Boeing Co. (The)	27,365	9,697,335
Curtiss-Wright Corp.	9,332	1,219,319
General Dynamics Corp.	26,203	5,829,644
		16,746,298
Auto Components — 1.0%
Aptiv plc	47,629	4,519,040
BorgWarner, Inc.	81,331	4,575,682
		9,094,722
Banks — 4.6%
Bank of America Corp.	254,979	8,159,328
Citigroup, Inc.	11,061	868,067
JPMorgan Chase & Co.	119,958	13,875,542
PNC Financial Services Group, Inc. (The)	5,910	933,898
SunTrust Banks, Inc.	81,830	5,785,381
U.S. Bancorp	114,862	6,563,215
Wells Fargo & Co.	107,706	7,084,901
		43,270,332
Beverages — 0.3%
Coca-Cola Co. (The)	1,209	57,536
Monster Beverage Corp.(1)	41,526	2,833,319
		2,890,855
Biotechnology — 3.0%
AbbVie, Inc.	87,002	9,763,364
Amgen, Inc.	40,904	7,610,189
Biogen, Inc.(1)	15,565	5,413,663
Celgene Corp.(1)	39,166	3,962,033
Gilead Sciences, Inc.	12,241	1,025,796
		27,775,045
Building Products — 0.5%
Owens Corning	47,559	4,421,560
Capital Markets — 1.3%
Evercore, Inc., Class A	49,655	4,992,810
FactSet Research Systems, Inc.	6,042	1,212,569
Moelis & Co., Class A	6,612	341,841
MSCI, Inc.	7,590	1,056,756
Nasdaq, Inc.	56,019	4,532,497
		12,136,473
Chemicals — 2.6%
Air Products & Chemicals, Inc.	31,146	5,244,052
Cabot Corp.	32,660	2,209,122
Eastman Chemical Co.	24,536	2,433,481
FMC Corp.	48,357	4,416,445
Huntsman Corp.	45,860	1,585,380

Monsanto Co.	10,809	1,316,536
PPG Industries, Inc.	42,568	5,054,099
WR Grace & Co.	21,983	1,622,785
		23,881,900
Commercial Services and Supplies — 0.2%
MSA Safety, Inc.	3,829	299,849
Waste Management, Inc.	14,956	1,322,559
		1,622,408
Communications Equipment — 1.1%
Cisco Systems, Inc.	235,973	9,802,318
Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc.(1)	7,049	655,487
H&R Block, Inc.	129,921	3,448,103
		4,103,590
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	21,469	4,602,524
Leucadia National Corp.	26,888	727,858
		5,330,382
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	29,960	1,122,002
Verizon Communications, Inc.	8,753	473,275
		1,595,277
Electric Utilities — 0.1%
Portland General Electric Co.	24,974	1,057,649
Electrical Equipment — 0.5%
Emerson Electric Co.	68,100	4,918,863
Electronic Equipment, Instruments and Components — 0.1%
Jabil, Inc.	35,087	892,262
Energy Equipment and Services — 0.6%
Halliburton Co.	109,640	5,887,668
Equity Real Estate Investment Trusts (REITs) — 1.0%
Apple Hospitality REIT, Inc.	10,926	212,948
Piedmont Office Realty Trust, Inc., Class A	40,457	789,721
Potlatch Corp.	68,984	3,649,253
Prologis, Inc.	46,852	3,050,534
WP Carey, Inc.	25,382	1,645,007
		9,347,463
Food and Staples Retailing — 0.9%
Costco Wholesale Corp.	9,669	1,884,198
CVS Health Corp.	73,547	5,787,414
United Natural Foods, Inc.(1)	9,187	437,301
		8,108,913
Food Products — 0.9%
Conagra Brands, Inc.	127,640	4,850,320
Hershey Co. (The)	29,724	3,279,449
Sanderson Farms, Inc.	5,097	646,809
		8,776,578
Health Care Equipment and Supplies — 2.8%
Cooper Cos., Inc. (The)	15,934	3,898,572

Edwards Lifesciences Corp.(1)	22,342	2,828,050
Hill-Rom Holdings, Inc.	11,286	963,034
Intuitive Surgical, Inc.(1)	13,155	5,678,619
LivaNova plc(1)	11,930	1,020,612
Masimo Corp.(1)	12,924	1,217,958
Varian Medical Systems, Inc.(1)	39,815	5,076,412
Zimmer Biomet Holdings, Inc.	40,452	5,142,258
		25,825,515
Health Care Providers and Services — 1.1%
Cigna Corp.	1,188	247,520
UnitedHealth Group, Inc.	42,838	10,143,181
		10,390,701
Hotels, Restaurants and Leisure — 2.1%
Hilton Grand Vacations, Inc.(1)	21,113	949,451
International Game Technology plc	60,855	1,769,055
Las Vegas Sands Corp.	62,440	4,840,349
Marriott International, Inc., Class A	35,217	5,188,873
Royal Caribbean Cruises Ltd.	36,785	4,912,637
Vail Resorts, Inc.	8,531	1,864,535
		19,524,900
Household Durables — 0.2%
Garmin Ltd.	8,156	513,339
Toll Brothers, Inc.	36,766	1,712,560
		2,225,899
Household Products — 0.7%
Kimberly-Clark Corp.	45,273	5,296,941
Procter & Gamble Co. (The)	12,606	1,088,402
		6,385,343
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	86,418	998,992
Industrial Conglomerates — 1.7%
3M Co.	18,152	4,547,076
Carlisle Cos., Inc.	36,474	4,165,696
Honeywell International, Inc.	45,562	7,274,884
		15,987,656
Insurance — 0.9%
Allstate Corp. (The)	52,036	5,139,596
Principal Financial Group, Inc.	51,435	3,477,006
		8,616,602
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	13,289	19,280,877
Priceline Group, Inc. (The)(1)	2,889	5,523,913
		24,804,790
Internet Software and Services — 4.1%
Alphabet, Inc., Class A(1)	18,785	22,208,003
Facebook, Inc., Class A(1)	79,834	14,920,176
LogMeIn, Inc.	12,063	1,517,525
		38,645,704

IT Services — 1.4%
International Business Machines Corp.	45,226	7,403,496
PayPal Holdings, Inc.(1)	11,939	1,018,636
Total System Services, Inc.	56,358	5,007,972
		13,430,104
Life Sciences Tools and Services — 0.6%
ICON plc(1)	10,852	1,188,511
PerkinElmer, Inc.	56,185	4,503,790
Thermo Fisher Scientific, Inc.	1,385	310,392
		6,002,693
Machinery — 2.0%
Caterpillar, Inc.	42,646	6,941,916
Oshkosh Corp.	47,668	4,324,441
Parker-Hannifin Corp.	14,502	2,920,993
Toro Co. (The)	64,315	4,222,279
		18,409,629
Media — 0.4%
Comcast Corp., Class A	13,878	590,232
John Wiley & Sons, Inc., Class A	13,660	866,044
Time Warner, Inc.	26,895	2,564,438
		4,020,714
Oil, Gas and Consumable Fuels — 2.0%
Chevron Corp.	9,737	1,220,533
Exxon Mobil Corp.	150,023	13,097,008
HollyFrontier Corp.	74,193	3,558,296
PBF Energy, Inc., Class A	11,296	365,200
		18,241,037
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.(1)	58,114	1,720,756
Personal Products — 0.1%
Edgewell Personal Care Co.(1)	23,804	1,343,974
Pharmaceuticals — 2.9%
Allergan plc	9,299	1,676,238
Bristol-Myers Squibb Co.	4,725	295,785
Eli Lilly & Co.	35,695	2,907,358
Johnson & Johnson	34,752	4,802,379
Merck & Co., Inc.	138,460	8,203,755
Pfizer, Inc.	252,984	9,370,527
		27,256,042
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	11,565	1,808,188
Road and Rail — 0.3%
Norfolk Southern Corp.	18,848	2,843,786
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	90,982	4,879,365
Broadcom Ltd.	19,125	4,743,574
Intel Corp.	216,728	10,433,286
Lam Research Corp.	27,666	5,298,592

Texas Instruments, Inc.	64,626	7,087,533
		32,442,350
Software — 4.7%
Activision Blizzard, Inc.	63,819	4,730,902
Adobe Systems, Inc.(1)	31,731	6,338,585
Electronic Arts, Inc.(1)	32,765	4,159,844
Microsoft Corp.	230,736	21,922,227
Oracle Corp. (New York)	113,411	5,850,874
Synopsys, Inc.(1)	8,733	808,763
		43,811,195
Specialty Retail — 1.3%
Best Buy Co., Inc.	73,620	5,378,677
Lowe's Cos., Inc.	67,775	7,098,076
		12,476,753
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	97,907	16,392,569
Western Digital Corp.	3,728	331,717
		16,724,286
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	43,726	3,747,755
Michael Kors Holdings Ltd.(1)	68,519	4,522,254
		8,270,009
Thrifts and Mortgage Finance — 0.1%
Essent Group Ltd.(1)	25,015	1,163,698
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	5,930	1,073,982
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	66,172	4,307,797
TOTAL COMMON STOCKS (Cost $399,526,609)		570,413,651
U.S. TREASURY SECURITIES — 11.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,050,000	1,156,538
U.S. Treasury Bonds, 4.375%, 11/15/39	2,500,000	3,110,010
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	2,001,844
U.S. Treasury Bonds, 3.125%, 11/15/41	2,200,000	2,284,691
U.S. Treasury Bonds, 3.00%, 5/15/42	1,200,000	1,219,805
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,116,984
U.S. Treasury Bonds, 2.875%, 5/15/43	1,420,000	1,408,989
U.S. Treasury Bonds, 3.75%, 11/15/43	250,000	287,373
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,896,409
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,600,367
U.S. Treasury Bonds, 2.50%, 2/15/45	5,870,000	5,393,750
U.S. Treasury Bonds, 3.00%, 5/15/45	900,000	911,461
U.S. Treasury Bonds, 3.00%, 11/15/45	350,000	354,361
U.S. Treasury Notes, 1.00%, 3/15/18	5,150,000	5,147,941
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,198,361
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	877,491
U.S. Treasury Notes, 1.375%, 7/31/18(2)	1,130,000	1,128,433
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	2,984,941
U.S. Treasury Notes, 1.625%, 7/31/19	1,350,000	1,341,378

U.S. Treasury Notes, 1.75%, 9/30/19	2,600,000	2,585,527
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,591,072
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,571,106
U.S. Treasury Notes, 1.375%, 1/15/20	3,000,000	2,956,406
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,899,815
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,473,047
U.S. Treasury Notes, 1.50%, 5/15/20	8,350,000	8,220,510
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,317,137
U.S. Treasury Notes, 1.375%, 9/15/20	2,500,000	2,445,020
U.S. Treasury Notes, 2.25%, 4/30/21	2,000,000	1,994,141
U.S. Treasury Notes, 2.00%, 10/31/21	12,380,000	12,198,652
U.S. Treasury Notes, 1.875%, 1/31/22	4,600,000	4,501,352
U.S. Treasury Notes, 1.875%, 4/30/22	3,500,000	3,416,260
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	14,842,266
U.S. Treasury Notes, 2.25%, 11/15/25	2,000,000	1,937,617
U.S. Treasury Notes, 2.25%, 8/15/27	2,100,000	2,017,641
TOTAL U.S. TREASURY SECURITIES (Cost $109,042,579)		108,388,696
CORPORATE BONDS — 11.3%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	190,000	184,882
Lockheed Martin Corp., 3.55%, 1/15/26	300,000	306,630
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	79,467
Rockwell Collins, Inc., 4.35%, 4/15/47	80,000	84,896
United Technologies Corp., 6.05%, 6/1/36	250,000	317,807
United Technologies Corp., 3.75%, 11/1/46	100,000	97,713
		1,071,395
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	300,000	295,104
Auto Components†
Tenneco, Inc., 5.00%, 7/15/26	90,000	91,013
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	150,000	153,252
		244,265
Automobiles — 0.4%
American Honda Finance Corp., 2.125%, 10/10/18	150,000	150,085
Ford Motor Co., 4.35%, 12/8/26	240,000	242,585
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	403,303
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	164,925
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	477,026
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	195,944
General Motors Co., 5.15%, 4/1/38	210,000	220,640
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	351,256
General Motors Financial Co., Inc., 3.10%, 1/15/19	110,000	110,743
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	620,835
General Motors Financial Co., Inc., 5.25%, 3/1/26	260,000	280,500
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	150,000	151,695
		3,369,537
Banks — 1.8%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)	230,000	230,115
Bank of America Corp., 4.10%, 7/24/23	70,000	73,369

Bank of America Corp., MTN, 4.00%, 4/1/24	227,000	235,989
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	394,524
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,510,443
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	129,840
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(4)	140,000	153,295
Bank of America Corp., VRN, 3.00%, 12/20/22(3)(4)	336,000	332,920
Bank of America Corp., VRN, 3.42%, 12/20/27(3)(4)	204,000	201,065
Barclays Bank plc, 5.14%, 10/14/20	200,000	210,481
Barclays plc, 4.375%, 1/12/26	200,000	205,688
BPCE SA, 3.00%, 5/22/22(3)	250,000	247,741
BPCE SA, 5.15%, 7/21/24(3)	200,000	214,153
Branch Banking & Trust Co., 3.625%, 9/16/25	113,000	114,957
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	133,933
Capital One Financial Corp., 4.20%, 10/29/25	445,000	451,812
Capital One N.A., 2.35%, 8/17/18	250,000	250,353
Citigroup, Inc., 2.90%, 12/8/21	650,000	649,135
Citigroup, Inc., 4.05%, 7/30/22	70,000	72,244
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	981,178
Citigroup, Inc., 4.45%, 9/29/27	650,000	678,683
Citigroup, Inc., VRN, 3.52%, 10/27/27(4)	390,000	385,556
Commerzbank AG, 8.125%, 9/19/23(3)	200,000	238,766
Cooperatieve Rabobank UA, 3.875%, 2/8/22	430,000	445,107
Discover Bank, 3.35%, 2/6/23(8)	250,000	249,978
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	115,085
Fifth Third Bank, 2.875%, 10/1/21	250,000	249,787
HBOS plc, MTN, 6.75%, 5/21/18(3)	300,000	303,986
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	252,803
Intesa Sanpaolo SpA, 3.125%, 7/14/22(3)	220,000	217,083
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)	230,000	235,112
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	417,839
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	486,515
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	222,282
JPMorgan Chase & Co., 3.875%, 9/10/24	770,000	788,879
JPMorgan Chase & Co., 3.125%, 1/23/25	570,000	564,971
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(4)	320,000	320,329
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(4)	200,000	202,650
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(4)	100,000	101,061
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(4)	100,000	100,531
KeyCorp, MTN, 2.30%, 12/13/18	220,000	220,262
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22	300,000	291,397
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	208,435
Regions Financial Corp., 2.75%, 8/14/22	160,000	158,214
SunTrust Bank, 3.30%, 5/15/26	200,000	194,670
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(3)	350,000	363,587
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	337,156
Wells Fargo & Co., 3.07%, 1/24/23	210,000	210,241
Wells Fargo & Co., 4.125%, 8/15/23	200,000	208,312
Wells Fargo & Co., 3.00%, 4/22/26	350,000	339,721
Wells Fargo & Co., MTN, 2.60%, 7/22/20	320,000	319,756

Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	161,981
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	216,498
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	216,679
Wells Fargo & Co., MTN, 4.75%, 12/7/46	120,000	132,864
		16,950,011
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	670,000	675,446
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	250,000	253,298
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	500,000	564,878
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	390,000	409,935
Constellation Brands, Inc., 4.75%, 12/1/25	330,000	356,122
Molson Coors Brewing Co., 3.00%, 7/15/26	250,000	238,633
		2,498,312
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	620,000	615,206
AbbVie, Inc., 3.60%, 5/14/25	120,000	121,230
AbbVie, Inc., 4.40%, 11/6/42	240,000	252,862
Amgen, Inc., 2.65%, 5/11/22	390,000	384,589
Amgen, Inc., 4.66%, 6/15/51	289,000	315,871
Biogen, Inc., 3.625%, 9/15/22	520,000	535,208
Celgene Corp., 3.25%, 8/15/22	190,000	191,356
Celgene Corp., 3.625%, 5/15/24	300,000	303,747
Celgene Corp., 3.875%, 8/15/25	300,000	306,717
Celgene Corp., 3.45%, 11/15/27	70,000	68,593
Celgene Corp., 5.00%, 8/15/45	90,000	100,239
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	327,083
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	860,682
		4,383,383
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	178,398
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	180,000	189,568
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	110,000	107,500
		297,068
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	160,000	166,800
Dow Chemical Co. (The), 4.375%, 11/15/42	170,000	177,718
Eastman Chemical Co., 3.60%, 8/15/22	95,000	96,986
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	204,850
Mosaic Co. (The), 4.05%, 11/15/27	150,000	149,113
		795,467
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	220,000	224,093
Waste Management, Inc., 3.15%, 11/15/27	140,000	137,437
Waste Management, Inc., 4.10%, 3/1/45	150,000	155,712
		517,242
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	174,606

CommScope Technologies LLC, 5.00%, 3/15/27(3)	160,000	159,800
		334,406
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	166,144
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	220,000	219,709
American Express Co., 3.00%, 10/30/24	140,000	137,633
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	442,701
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,178
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	248,934
CIT Group, Inc., 5.00%, 8/15/22	320,000	335,200
Discover Bank, 3.45%, 7/27/26	250,000	241,600
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	150,000	155,772
PNC Bank N.A., 1.95%, 3/4/19	300,000	298,874
Synchrony Financial, 2.60%, 1/15/19	160,000	160,376
Synchrony Financial, 3.00%, 8/15/19	90,000	90,378
		2,580,355
Containers and Packaging — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(3)	340,000	342,812
Ball Corp., 4.00%, 11/15/23	180,000	181,125
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	250,000	256,250
WestRock RKT Co., 4.00%, 3/1/23	240,000	247,598
		1,027,785
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	107,317
George Washington University (The), 3.55%, 9/15/46	115,000	107,414
		214,731
Diversified Financial Services — 1.1%
Ally Financial, Inc., 3.50%, 1/27/19	100,000	100,600
Ally Financial, Inc., 4.625%, 3/30/25	100,000	103,251
Banco Santander SA, 3.50%, 4/11/22	400,000	404,103
BNP Paribas SA, 4.375%, 9/28/25(3)	200,000	206,870
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	251,636
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	283,708
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	684,644
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	856,022
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	504,589
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	459,791
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	230,000	226,980
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	114,323
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	110,000	115,983
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	400,000	451,898
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(4)	170,000	170,655
HSBC Holdings plc, 2.95%, 5/25/21	800,000	800,676
HSBC Holdings plc, 4.30%, 3/8/26	400,000	420,226
HSBC Holdings plc, 4.375%, 11/23/26	220,000	227,152
HSBC Holdings plc, VRN, 3.26%, 3/13/22(4)	220,000	220,675
Morgan Stanley, 2.75%, 5/19/22	200,000	197,220
Morgan Stanley, 4.375%, 1/22/47	90,000	96,684

Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	911,825
Morgan Stanley, MTN, 3.70%, 10/23/24	460,000	468,009
Morgan Stanley, MTN, 4.00%, 7/23/25	810,000	837,186
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(4)	100,000	100,660
S&P Global, Inc., 3.30%, 8/14/20	120,000	121,533
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	300,000	301,895
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(3)	200,000	206,846
		9,845,640
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	250,000	265,502
AT&T, Inc., 3.60%, 2/17/23	200,000	202,288
AT&T, Inc., 3.40%, 5/15/25	890,000	867,972
AT&T, Inc., 3.90%, 8/14/27	860,000	861,302
AT&T, Inc., 5.25%, 3/1/37	110,000	116,745
AT&T, Inc., 4.75%, 5/15/46	130,000	127,480
AT&T, Inc., 5.15%, 11/15/46(3)	288,000	295,479
AT&T, Inc., 5.45%, 3/1/47	80,000	85,810
AT&T, Inc., 5.15%, 2/14/50	50,000	50,767
CenturyLink, Inc., 6.15%, 9/15/19	140,000	145,600
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	290,000	288,784
Orange SA, 4.125%, 9/14/21	210,000	220,233
Orange SA, 5.50%, 2/6/44	80,000	96,577
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	107,844
Telefonica Emisiones SAU, 5.21%, 3/8/47	180,000	203,834
Verizon Communications, Inc., 3.50%, 11/1/24	200,000	201,510
Verizon Communications, Inc., 2.625%, 8/15/26	310,000	287,045
Verizon Communications, Inc., 4.125%, 3/16/27	130,000	133,884
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	154,120
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	260,433
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	206,615
		5,179,824
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(3)	100,000	100,348
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(3)	150,000	151,125
		251,473
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25	40,000	35,000
Halliburton Co., 3.80%, 11/15/25	220,000	225,499
Halliburton Co., 4.85%, 11/15/35	30,000	33,769
		294,268
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	137,138
American Tower Corp., 3.375%, 10/15/26	200,000	193,107
American Tower Corp., 3.60%, 1/15/28	110,000	106,883
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	80,000	79,490
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	117,408
Boston Properties LP, 3.65%, 2/1/26	200,000	201,067
Crown Castle International Corp., 5.25%, 1/15/23	180,000	194,905
Crown Castle International Corp., 4.45%, 2/15/26	40,000	41,371

CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	150,000	153,375
Essex Portfolio LP, 3.625%, 8/15/22	150,000	152,666
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,810
Hospitality Properties Trust, 4.65%, 3/15/24	190,000	197,038
Hudson Pacific Properties LP, 3.95%, 11/1/27	180,000	175,677
Kilroy Realty LP, 3.80%, 1/15/23	130,000	131,954
Kilroy Realty LP, 4.375%, 10/1/25	140,000	144,732
Kimco Realty Corp., 2.80%, 10/1/26	240,000	222,726
Simon Property Group LP, 3.25%, 11/30/26	150,000	146,773
Ventas Realty LP, 4.125%, 1/15/26	100,000	102,912
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	237,859
Welltower, Inc., 3.75%, 3/15/23	130,000	133,003
		2,919,894
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	220,000	221,865
CVS Health Corp., 2.75%, 12/1/22	170,000	165,787
CVS Health Corp., 5.125%, 7/20/45	130,000	144,969
Kroger Co. (The), 3.30%, 1/15/21	330,000	335,247
Kroger Co. (The), 3.70%, 8/1/27	100,000	99,238
Kroger Co. (The), 3.875%, 10/15/46	150,000	138,329
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	350,000	344,850
Target Corp., 3.90%, 11/15/47	80,000	80,944
		1,531,229
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45	140,000	153,327
Kraft Heinz Foods Co., 4.375%, 6/1/46	70,000	68,165
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	210,000	214,200
		435,692
Gas Utilities — 0.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	200,000	210,040
Boardwalk Pipelines LP, 4.45%, 7/15/27	110,000	110,843
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	131,227
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	104,844
Enbridge, Inc., 4.00%, 10/1/23	140,000	144,358
Enbridge, Inc., 4.50%, 6/10/44	120,000	124,312
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	165,235
Energy Transfer LP, 4.15%, 10/1/20	200,000	205,872
Energy Transfer LP, 3.60%, 2/1/23	160,000	159,410
Energy Transfer LP, 4.90%, 3/15/35	70,000	69,422
Energy Transfer LP, 6.50%, 2/1/42	180,000	207,419
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	506,786
Enterprise Products Operating LLC, VRN, 7.03%, 4/15/18, resets quarterly off the 3-month LIBOR plus 2.68%	140,000	141,575
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	225,837
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	180,132
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	251,546
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	166,090
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	105,358
MPLX LP, 4.875%, 6/1/25	410,000	436,468
MPLX LP, 5.20%, 3/1/47	90,000	99,562

ONEOK, Inc., 4.00%, 7/13/27	120,000	121,056
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	310,939
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	645,893
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	327,544
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	100,000	98,053
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(3)	160,000	159,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	100,000	99,750
Williams Partners LP, 4.125%, 11/15/20	200,000	206,433
Williams Partners LP, 5.10%, 9/15/45	200,000	221,975
		5,936,979
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	110,000	109,875
Abbott Laboratories, 3.75%, 11/30/26	300,000	303,234
Becton Dickinson and Co., 3.73%, 12/15/24	280,000	280,958
Becton Dickinson and Co., 3.70%, 6/6/27	120,000	118,554
Medtronic, Inc., 2.50%, 3/15/20	130,000	130,132
Medtronic, Inc., 3.50%, 3/15/25	230,000	234,494
Medtronic, Inc., 4.375%, 3/15/35	360,000	395,886
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	153,638
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	149,797
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	124,362
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	130,528
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	119,671
		2,251,129
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	127,550
Anthem, Inc., 3.65%, 12/1/27	140,000	139,711
Anthem, Inc., 4.65%, 1/15/43	140,000	151,606
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	163,845
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	77,411
HCA, Inc., 3.75%, 3/15/19	310,000	314,272
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	100,886
Kaiser Foundation Hospitals, 4.15%, 5/1/47	80,000	85,222
Mylan NV, 3.95%, 6/15/26	130,000	129,339
Northwell Healthcare, Inc., 4.26%, 11/1/47	120,000	120,435
NYU Hospitals Center, 4.43%, 7/1/42	90,000	94,373
Stanford Health Care, 3.80%, 11/15/48	95,000	96,083
Tenet Healthcare Corp., 4.625%, 7/15/24(3)	158,000	155,827
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	230,971
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	310,752
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	217,089
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	162,722
UnitedHealth Group, Inc., 3.75%, 10/15/47	110,000	109,598
Universal Health Services, Inc., 4.75%, 8/1/22(3)	130,000	133,419
		2,921,111
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(3)	310,000	320,462
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	170,000	169,639
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	101,821

McDonald's Corp., MTN, 3.375%, 5/26/25		80,000	80,728
McDonald's Corp., MTN, 4.45%, 3/1/47		330,000	356,453
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		130,000	141,123
			1,170,226
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23		110,000	122,340
Lennar Corp., 4.75%, 4/1/21		152,000	157,700
Lennar Corp., 4.75%, 11/29/27(3)		150,000	152,250
M.D.C. Holdings, Inc., 5.50%, 1/15/24		80,000	84,400
Newell Brands, Inc., 4.20%, 4/1/26		110,000	112,312
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	106,375
Toll Brothers Finance Corp., 4.35%, 2/15/28		200,000	199,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	101,875
			1,036,252
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		170,000	180,900
General Electric Co., 2.70%, 10/9/22		210,000	206,428
General Electric Co., 4.125%, 10/9/42		180,000	178,678
General Electric Co., MTN, 4.375%, 9/16/20		250,000	259,841
			825,847
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	152,045
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	317,424
American International Group, Inc., 4.125%, 2/15/24		550,000	571,999
American International Group, Inc., 4.50%, 7/16/44		120,000	124,951
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	232,656
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	247,298
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	278,317
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	110,168
CNP Assurances, VRN, 4.00%, 11/18/24(4)	EUR	300,000	420,539
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	62,208
International Lease Finance Corp., 5.875%, 8/15/22		100,000	110,100
Markel Corp., 4.90%, 7/1/22		190,000	202,315
MetLife, Inc., 4.125%, 8/13/42		110,000	110,996
MetLife, Inc., 4.875%, 11/13/43		110,000	123,836
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		200,000	199,193
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	70,385
Prudential Financial, Inc., 3.94%, 12/7/49(3)		477,000	471,649
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		70,000	74,442
Voya Financial, Inc., 5.70%, 7/15/43		160,000	194,431
WR Berkley Corp., 4.625%, 3/15/22		130,000	136,769
WR Berkley Corp., 4.75%, 8/1/44		90,000	95,267
			4,306,988
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(3)		390,000	383,038
Amazon.com, Inc., 3.875%, 8/22/37(3)		100,000	103,316
			486,354
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		200,000	190,696

Hewlett Packard Enterprise Co., 3.60%, 10/15/20	280,000	284,762
		475,458
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	290,000	298,648
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	210,453
21st Century Fox America, Inc., 4.75%, 9/15/44	80,000	90,756
CBS Corp., 3.50%, 1/15/25	120,000	119,648
CBS Corp., 3.70%, 6/1/28(3)	100,000	97,535
CBS Corp., 4.85%, 7/1/42	60,000	62,240
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	870,000	911,054
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	68,697
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	70,000	82,547
Comcast Corp., 6.40%, 5/15/38	310,000	413,247
Comcast Corp., 4.75%, 3/1/44	260,000	290,853
Discovery Communications LLC, 5.625%, 8/15/19	56,000	58,415
Discovery Communications LLC, 3.95%, 3/20/28	620,000	607,585
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	133,664
Lamar Media Corp., 5.375%, 1/15/24	180,000	186,300
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	400,361
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	119,991
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	163,000
Omnicom Group, Inc., 3.60%, 4/15/26	270,000	269,098
TEGNA, Inc., 5.125%, 7/15/20	330,000	336,600
Time Warner Cable LLC, 6.75%, 7/1/18	130,000	132,374
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	73,198
Time Warner Cable LLC, 4.50%, 9/15/42	100,000	92,404
Time Warner, Inc., 4.70%, 1/15/21	140,000	147,342
Time Warner, Inc., 2.95%, 7/15/26	370,000	342,726
Time Warner, Inc., 3.80%, 2/15/27	150,000	148,439
Time Warner, Inc., 5.35%, 12/15/43	120,000	133,110
Viacom, Inc., 3.125%, 6/15/22	190,000	185,613
Viacom, Inc., 4.25%, 9/1/23	160,000	165,701
Viacom, Inc., 4.375%, 3/15/43	200,000	183,745
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	200,000	204,250
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	85,410
		6,516,356
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	86,652
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	110,000	117,014
Southern Copper Corp., 5.25%, 11/8/42	100,000	113,737
Steel Dynamics, Inc., 5.00%, 12/15/26	200,000	208,500
		525,903
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	106,898
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	189,675
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	163,068
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(3)	150,000	149,814
CMS Energy Corp., 8.75%, 6/15/19	60,000	64,773

Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	154,801
Dominion Energy, Inc., 6.40%, 6/15/18	190,000	193,121
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	206,398
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	304,454
Dominion Energy, Inc., 4.90%, 8/1/41	120,000	134,943
Duke Energy Corp., 3.55%, 9/15/21	90,000	92,204
Duke Energy Corp., 3.15%, 8/15/27	60,000	58,148
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	150,100
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	224,267
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	138,835
Exelon Corp., 5.15%, 12/1/20	220,000	233,016
Exelon Corp., 4.45%, 4/15/46	140,000	148,019
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	124,866
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	76,635
FirstEnergy Corp., 4.25%, 3/15/23	180,000	188,090
FirstEnergy Corp., 4.85%, 7/15/47	90,000	100,032
Florida Power & Light Co., 4.125%, 2/1/42	140,000	150,107
Georgia Power Co., 4.30%, 3/15/42	70,000	74,151
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	278,525
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	290,940
NiSource, Inc., 5.65%, 2/1/45	140,000	173,777
Pacific Gas & Electric Co., 4.00%, 12/1/46	170,000	166,239
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	123,589
Progress Energy, Inc., 3.15%, 4/1/22	90,000	89,932
Sempra Energy, 2.875%, 10/1/22	200,000	198,300
Sempra Energy, 3.25%, 6/15/27	180,000	175,572
Sempra Energy, 3.80%, 2/1/38	90,000	88,948
Sempra Energy, 4.00%, 2/1/48	60,000	59,335
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	87,533
Southern Power Co., 5.15%, 9/15/41	40,000	44,681
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	99,273
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	162,534
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	99,501
		5,565,094
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	178,989
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	220,000	245,770
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	137,304
Antero Resources Corp., 5.00%, 3/1/25	230,000	235,750
Apache Corp., 4.75%, 4/15/43	120,000	125,571
BP Capital Markets plc, 4.50%, 10/1/20	100,000	104,959
Cenovus Energy, Inc., 4.25%, 4/15/27	210,000	208,796
Chevron Corp., 2.10%, 5/16/21	280,000	275,678
Cimarex Energy Co., 4.375%, 6/1/24	220,000	231,213
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	145,002
Concho Resources, Inc., 4.375%, 1/15/25	270,000	280,800
Concho Resources, Inc., 4.875%, 10/1/47	130,000	142,370
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	51,979

Continental Resources, Inc., 4.375%, 1/15/28(3)	200,000	199,530
Ecopetrol SA, 5.875%, 5/28/45	90,000	95,287
Encana Corp., 6.50%, 2/1/38	210,000	266,888
EOG Resources, Inc., 5.625%, 6/1/19	150,000	156,194
EOG Resources, Inc., 4.10%, 2/1/21	130,000	134,883
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	273,607
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	99,685
Hess Corp., 6.00%, 1/15/40	190,000	215,758
Marathon Oil Corp., 3.85%, 6/1/25	210,000	212,630
Marathon Oil Corp., 4.40%, 7/15/27	190,000	197,655
Newfield Exploration Co., 5.75%, 1/30/22	220,000	235,400
Newfield Exploration Co., 5.375%, 1/1/26	140,000	148,575
Noble Energy, Inc., 4.15%, 12/15/21	290,000	300,940
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	127,128
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	250,260
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	58,920
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	53,243
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	211,924
Phillips 66, 4.30%, 4/1/22	250,000	262,917
Shell International Finance BV, 2.375%, 8/21/22	130,000	127,491
Shell International Finance BV, 3.25%, 5/11/25	200,000	201,665
Shell International Finance BV, 3.625%, 8/21/42	140,000	136,289
Statoil ASA, 2.45%, 1/17/23	190,000	186,064
Statoil ASA, 3.95%, 5/15/43	150,000	155,133
Suncor Energy, Inc., 6.50%, 6/15/38	70,000	93,845
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	119,058
		6,706,161
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	350,000	374,707
International Paper Co., 4.40%, 8/15/47	190,000	197,520
		572,227
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	60,000	65,971
Actavis, Inc., 3.25%, 10/1/22	200,000	199,179
Allergan Funding SCS, 3.85%, 6/15/24	320,000	324,524
Allergan Funding SCS, 4.55%, 3/15/35	150,000	157,216
Baxalta, Inc., 4.00%, 6/23/25	230,000	234,118
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	460,000	449,566
Zoetis, Inc., 3.00%, 9/12/27	240,000	230,475
		1,661,049
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	180,402
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	59,236
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	244,310
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	192,524
CSX Corp., 3.40%, 8/1/24	180,000	181,708
CSX Corp., 3.25%, 6/1/27	250,000	246,301
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	40,249
Union Pacific Corp., 4.75%, 9/15/41	150,000	171,996

Union Pacific Corp., 4.05%, 11/15/45	80,000	85,231
		1,401,957
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25(3)	210,000	198,201
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28(3)	100,000	93,929
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	200,000	204,750
QUALCOMM, Inc., 3.25%, 5/20/27	170,000	162,707
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(3)	200,000	216,000
		875,587
Software — 0.3%
Microsoft Corp., 2.70%, 2/12/25	570,000	558,145
Microsoft Corp., 3.125%, 11/3/25	110,000	110,316
Microsoft Corp., 3.45%, 8/8/36	220,000	220,277
Microsoft Corp., 4.25%, 2/6/47	340,000	376,417
Oracle Corp., 2.50%, 10/15/22	260,000	255,680
Oracle Corp., 3.625%, 7/15/23	280,000	289,971
Oracle Corp., 2.65%, 7/15/26	100,000	95,201
Oracle Corp., 3.25%, 11/15/27	210,000	207,801
Oracle Corp., 4.30%, 7/8/34	160,000	174,769
Oracle Corp., 4.00%, 7/15/46	150,000	155,423
		2,444,000
Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	198,250
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	156,182
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	482,339
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	51,579
Lowe's Cos., Inc., 3.10%, 5/3/27	190,000	186,256
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	176,587
		1,251,193
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21	180,000	181,400
Apple, Inc., 3.00%, 2/9/24	100,000	99,740
Apple, Inc., 2.75%, 1/13/25	130,000	126,659
Apple, Inc., 2.50%, 2/9/25	540,000	517,559
Apple, Inc., 2.45%, 8/4/26	210,000	197,292
Apple, Inc., 3.20%, 5/11/27	250,000	247,958
Apple, Inc., 2.90%, 9/12/27	120,000	115,997
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	670,000	734,639
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	216,169
		2,437,413
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	80,000	79,920
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	310,000	310,362
Sprint Communications, Inc., 9.00%, 11/15/18(3)	74,000	77,471
		387,833
TOTAL CORPORATE BONDS (Cost $103,745,085)		105,694,297
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 1.1%
FHLMC, VRN, 1.83%, 2/15/18	64,446	66,478

FHLMC, VRN, 1.91%, 2/15/18	146,277	150,999
FHLMC, VRN, 2.32%, 2/15/18	535,725	532,427
FHLMC, VRN, 2.375%, 2/15/18	631,272	630,829
FHLMC, VRN, 2.47%, 2/15/18	497,370	504,462
FHLMC, VRN, 2.49%, 2/15/18	89,886	92,675
FHLMC, VRN, 2.60%, 2/15/18	237,020	238,226
FHLMC, VRN, 2.84%, 2/15/18	287,377	287,966
FHLMC, VRN, 3.08%, 2/15/18	944,596	956,126
FHLMC, VRN, 3.27%, 2/15/18	198,377	209,578
FHLMC, VRN, 3.30%, 2/15/18	488,875	516,475
FHLMC, VRN, 3.32%, 2/15/18	218,548	229,141
FHLMC, VRN, 3.50%, 2/15/18	60,792	63,958
FHLMC, VRN, 3.56%, 2/15/18	95,248	100,091
FHLMC, VRN, 3.63%, 2/15/18	16,931	17,652
FHLMC, VRN, 3.64%, 2/15/18	55,945	59,232
FHLMC, VRN, 3.65%, 2/15/18	92,603	94,973
FHLMC, VRN, 4.06%, 2/15/18	84,116	87,295
FHLMC, VRN, 4.07%, 2/15/18	219,991	228,717
FNMA, VRN, 2.39%, 2/25/18	522,219	538,593
FNMA, VRN, 2.63%, 2/25/18	396,175	397,127
FNMA, VRN, 2.92%, 2/25/18	349,900	354,503
FNMA, VRN, 3.11%, 2/25/18	351,413	364,831
FNMA, VRN, 3.12%, 2/25/18	174,329	181,070
FNMA, VRN, 3.14%, 2/25/18	199,450	206,853
FNMA, VRN, 3.14%, 2/25/18	288,575	299,683
FNMA, VRN, 3.18%, 2/25/18	480,034	483,408
FNMA, VRN, 3.19%, 2/25/18	744,723	747,507
FNMA, VRN, 3.21%, 2/25/18	316,603	317,832
FNMA, VRN, 3.25%, 2/25/18	689,389	702,176
FNMA, VRN, 3.29%, 2/25/18	169,435	178,313
FNMA, VRN, 3.32%, 2/25/18	28,707	29,792
FNMA, VRN, 3.32%, 2/25/18	91,659	93,729
FNMA, VRN, 3.54%, 2/25/18	152,264	157,421
FNMA, VRN, 3.54%, 2/25/18	47,681	49,940
FNMA, VRN, 3.93%, 2/25/18	143,757	148,699
		10,318,777
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.1%
FHLMC, 4.50%, 1/1/19	17,541	17,717
FHLMC, 6.50%, 1/1/28	14,399	15,969
FHLMC, 5.50%, 12/1/33	111,417	123,760
FHLMC, 5.00%, 7/1/35	942,522	1,018,576
FHLMC, 5.50%, 1/1/38	100,472	110,300
FHLMC, 6.00%, 8/1/38	58,901	65,905
FHLMC, 3.00%, 2/1/43	911,530	898,913
FNMA, 3.00%, 2/13/18(7)	5,250,000	5,146,230
FNMA, 3.50%, 2/13/18(7)	13,900,000	14,033,028
FNMA, 4.00%, 2/13/18(7)	7,450,000	7,695,346
FNMA, 4.50%, 2/13/18(7)	1,705,000	1,797,576
FNMA, 4.50%, 5/1/19	10,011	10,103

FNMA, 4.50%, 5/1/19	23,835	24,054
FNMA, 5.00%, 9/1/20	96,706	98,358
FNMA, 6.50%, 1/1/29	20,703	23,151
FNMA, 7.50%, 7/1/29	53,771	59,078
FNMA, 7.50%, 9/1/30	12,123	14,237
FNMA, 5.00%, 7/1/31	583,154	623,526
FNMA, 6.50%, 9/1/31	15,061	16,695
FNMA, 7.00%, 9/1/31	7,787	8,460
FNMA, 6.50%, 1/1/32	14,415	15,978
FNMA, 6.50%, 8/1/32	20,691	23,050
FNMA, 5.50%, 6/1/33	64,115	70,540
FNMA, 5.50%, 7/1/33	103,575	113,901
FNMA, 5.50%, 8/1/33	183,407	201,952
FNMA, 5.50%, 9/1/33	118,999	131,745
FNMA, 5.00%, 11/1/33	348,679	377,544
FNMA, 5.00%, 4/1/35	458,441	494,902
FNMA, 4.50%, 9/1/35	203,569	215,680
FNMA, 5.00%, 2/1/36	295,406	318,910
FNMA, 5.50%, 4/1/36	110,348	121,461
FNMA, 5.50%, 5/1/36	214,259	235,650
FNMA, 5.00%, 11/1/36	788,241	850,915
FNMA, 5.50%, 2/1/37	53,662	58,940
FNMA, 6.00%, 7/1/37	421,194	470,278
FNMA, 6.50%, 8/1/37	69,644	75,553
FNMA, 5.50%, 7/1/39	363,153	399,511
FNMA, 5.00%, 4/1/40	881,399	952,184
FNMA, 5.00%, 6/1/40	721,619	779,171
FNMA, 4.50%, 8/1/40	1,071,174	1,138,954
FNMA, 4.50%, 9/1/40	2,024,181	2,157,247
FNMA, 3.50%, 1/1/41	1,176,251	1,194,855
FNMA, 4.00%, 1/1/41	1,054,481	1,103,598
FNMA, 4.00%, 5/1/41	1,113,096	1,155,555
FNMA, 4.50%, 7/1/41	376,535	401,249
FNMA, 4.50%, 9/1/41	402,945	427,992
FNMA, 4.50%, 9/1/41	1,734,364	1,843,726
FNMA, 4.00%, 12/1/41	1,024,150	1,068,579
FNMA, 4.00%, 1/1/42	829,363	860,865
FNMA, 4.00%, 1/1/42	626,841	650,650
FNMA, 3.50%, 5/1/42	1,645,869	1,671,942
FNMA, 3.50%, 6/1/42	572,337	581,374
FNMA, 3.00%, 11/1/42	1,385,913	1,366,508
FNMA, 3.50%, 5/1/45	1,476,142	1,495,112
FNMA, 6.50%, 8/1/47	13,726	14,805
FNMA, 6.50%, 9/1/47	16,132	17,340
FNMA, 6.50%, 9/1/47	967	1,041
FNMA, 6.50%, 9/1/47	8,482	9,107
FNMA, 6.50%, 9/1/47	6,217	6,671
FNMA, 3.50%, 10/1/47	6,908,608	6,994,181
GNMA, 3.00%, 2/21/18(7)	3,150,000	3,120,223

GNMA, 3.50%, 2/21/18(7)	3,300,000	3,359,555
GNMA, 4.00%, 2/21/18(7)	2,000,000	2,069,531
GNMA, 7.00%, 4/20/26	37,461	42,025
GNMA, 7.50%, 8/15/26	20,068	22,387
GNMA, 7.00%, 2/15/28	8,486	8,503
GNMA, 7.50%, 2/15/28	10,168	10,218
GNMA, 7.00%, 12/15/28	9,180	9,198
GNMA, 7.00%, 5/15/31	43,557	49,693
GNMA, 5.50%, 11/15/32	138,771	152,988
GNMA, 4.50%, 5/20/41	430,128	454,743
GNMA, 4.50%, 6/15/41	477,575	511,320
GNMA, 4.00%, 12/15/41	763,720	795,378
GNMA, 3.50%, 6/20/42	914,825	937,576
GNMA, 3.50%, 7/20/42	446,406	457,098
GNMA, 4.50%, 11/20/43	580,157	614,653
GNMA, 2.50%, 7/20/46	1,348,041	1,290,525
		75,775,812
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $86,798,507)		86,094,589
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	14,121	14,257
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.46%, 2/1/18(6)	235,950	238,201
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 2/1/18(3)(6)	388,793	389,324
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 2/1/18(3)(6)	307,742	310,543
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 2/1/18(6)	198,385	198,007
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.39%, 2/1/18(6)	333,254	325,180
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.17%, 2/1/18(6)	593,015	587,892
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 2/1/18(6)	87,633	87,175
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	169,229	171,360
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,076	4,952
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 2/1/18(3)(6)	505,702	508,635
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 2/1/18(3)(6)	960,233	963,054
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.35%, 2/1/18(6)	362,161	362,157
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 2/1/18(6)	66,972	66,325
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 2/1/18(3)(6)	925,623	932,855
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.24%, 2/1/18(6)	136,865	135,798
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.54%, 2/1/18(6)	137,472	138,447
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 2/1/18(6)	258,010	260,141
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.62%, 2/1/18(6)	227,672	232,959
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 2/1/18(6)	302,517	305,689
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.53%, 2/1/18(6)	82,597	82,992
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.64%, 2/1/18(6)	37,684	37,703
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.68%, 2/1/18(6)	192,509	195,181
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 2/1/18(3)(6)	83,211	81,847
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 2/1/18(3)(6)	293,465	293,873
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 2/1/18(3)(6)	782,596	785,377
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.46%, 2/1/18(6)	286,661	294,884
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.31%, 2/25/18(6)	141,665	140,478

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.42%, 2/1/18(6)	230,776	228,725
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 2/1/18(3)(6)	479,723	492,073
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 2/1/18(6)	7,640	7,886
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/1/18(6)	20,769	20,926
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	135,560	138,961
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/1/18(3)(6)	580,439	580,841
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 2/1/18(3)(6)	454,844	458,398
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 2/1/18(3)(6)	720,826	727,589
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 2/1/18(3)(6)	673,336	687,317
Sequoia Mortgage Trust 2018-2, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/1/18(3)(6)	1,250,000	1,261,172
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 2/1/18(3)(6)	298,679	287,781
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.44%, 2/1/18(6)	171,543	179,112
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.50%, 2/1/18(6)	125,299	126,072
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.30%, 2/25/18, resets monthly off the 1-month LIBOR plus 0.74%	651,546	622,561
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.10%, 2/1/18(6)	442,892	436,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	45,594	46,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.52%, 2/1/18(6)	106,889	109,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 2/1/18(6)	98,968	100,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	57,946	57,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	190,652	196,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.54%, 2/1/18(6)	406,649	428,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.57%, 2/1/18(6)	39,863	41,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.57%, 2/1/18(6)	265,755	273,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.50%, 2/1/18(6)	206,651	209,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.35%, 2/1/18(6)	185,810	187,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	93,776	94,105
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	110,584	110,046
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	54,610	55,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	41,362	42,366
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	31,710	33,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 2/1/18(6)	68,398	65,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	157,545	166,237
		16,618,333
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.86%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.30%	40,000	40,536
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.91%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.35%	475,000	483,739
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.76%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.20%	67,199	68,233
FHLMC, Series 77, Class H, 8.50%, 9/15/20	364	370
FHLMC, Series KF29, Class A, VRN, 1.92%, 2/25/18, resets monthly off the 1-month LIBOR plus 0.36%	1,779,267	1,785,003
FHLMC, Series KF31, Class A, VRN, 1.93%, 2/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,950,000	1,957,578
FHLMC, Series KF32, Class A, VRN, 1.93%, 2/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,756,512	1,764,446
FNMA, Series 2014-C02, Class 1M2, VRN, 4.16%, 2/26/18, resets monthly off the 1-month LIBOR plus 2.60%	125,000	133,372
FNMA, Series 2014-C02, Class 2M2, VRN, 4.16%, 2/26/18, resets monthly off the 1-month LIBOR plus 2.60%	632,189	671,340
FNMA, Series 2016-C04, Class 1M1, VRN, 3.01%, 2/2/18, resets monthly off the 1-month LIBOR plus 1.45%	415,313	419,250
FNMA, Series 2016-C05, Class 2M1, VRN, 2.91%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.35%	333,138	335,058
FNMA, Series 2017-C01, Class 1M1, VRN, 2.86%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.30%	632,815	639,026
FNMA, Series 2017-C03, Class 1M1, VRN, 2.51%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.95%	605,964	610,857
		8,908,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,510,910)		25,527,141
ASSET-BACKED SECURITIES(5) — 2.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	1,500,000	1,500,887

BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	515,142	508,020
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 2.18%, 2/22/18, resets monthly off the 1-month LIBOR plus 0.62%	1,250,000	1,270,023
Colony American Homes, Series 2014-2A, Class A, VRN, 2.51%, 2/17/18, resets monthly off the 1-month LIBOR plus 0.95%(3)	528,456	529,764
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.81%, 2/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	1,391,928	1,400,904
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	215,086	214,941
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	348,257	347,983
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	1,225,438	1,221,753
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	612,340	611,401
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	1,300,000	1,294,756
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	2,250,000	2,246,764
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	78,669	77,971
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	440,280	432,413
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	473,461	467,025
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	1,198,150	1,196,875
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.27%, 2/17/18, resets monthly off the 1-month LIBOR plus 0.70%(3)(8)	1,200,000	1,202,250
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	265,075	260,724
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	290,973	288,129
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	464,511	455,927
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	1,020,297	1,002,320
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 2.96%, 2/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	549,740	555,412
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	299,134	297,614
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	303,078	302,326
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	168,414	167,504
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/1/18(3)(6)	317,599	321,313
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 2/1/18(3)(6)	511,376	508,676
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 2/1/18(3)(6)	1,070,924	1,063,540
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	131,357	135,708
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	629,860	621,230
TOTAL ASSET-BACKED SECURITIES (Cost $20,558,612)		20,504,153
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.28%, 2/15/18, resets monthly off the 1-month LIBOR plus 0.80%(3)	700,000	700,507
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	625,000	622,974
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	1,003,867
COMM Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	1,775,000	1,763,510
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 2/1/18(6)	675,000	707,959
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 2/1/18(6)	775,000	805,426
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 2/1/18(6)	900,000	923,942
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	379,668
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	1,100,000	1,106,435
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.26%, 2/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	1,250,000	1,254,475
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 2/1/18(6)	1,000,000	1,006,685
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 2/1/18(3)(6)	1,275,000	1,209,143
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/18(6)	475,000	482,570
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	920,000	926,563

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	289,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	475,240
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.46%, 2/15/18, resets monthly off the 1-month LIBOR plus 0.90%(3)	925,000	925,598
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	578,504
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	675,000	671,659
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 2/1/18(3)(6)	725,000	724,229
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	700,000	691,274
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,480,269)		17,250,152
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 2.125%, 4/24/26	270,000	256,804
FNMA, 6.625%, 11/15/30	4,870,000	6,690,114
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,939,126)		6,946,918
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	195,000	277,306
Houston GO, 3.96%, 3/1/47	120,000	122,456
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	137,585
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	144,688
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	84,139
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	153,390
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	303,996
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	139,654
New York City GO, 6.27%, 12/1/37	95,000	124,877
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	122,431
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,932
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	279,349
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	245,272
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	210,000	263,768
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	110,850
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	131,538
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	94,577
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	142,315
State of California GO, 7.55%, 4/1/39	100,000	155,829
State of California GO, 7.30%, 10/1/39	290,000	431,346
State of California GO, (Building Bonds), 7.60%, 11/1/40	80,000	127,269
State of Illinois GO, 5.10%, 6/1/33	245,000	238,909
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	70,000	87,702
State of Texas GO, 5.52%, 4/1/39	50,000	64,488
State of Washington GO, 5.14%, 8/1/40	20,000	24,530
TOTAL MUNICIPAL SECURITIES (Cost $3,363,685)		4,068,196
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	102,188
Chile Government International Bond, 3.625%, 10/30/42	100,000	98,475
		200,663
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	326,042
Colombia Government International Bond, 7.375%, 9/18/37	300,000	401,100

Colombia Government International Bond, 6.125%, 1/18/41	100,000	120,600
		847,742
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	220,000	259,303
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	615,150
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	400,600
		1,015,750
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	93,905
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	214,370
		308,275
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	312,159
Philippine Government International Bond, 6.375%, 10/23/34	150,000	198,856
		511,015
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	140,251
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	150,119
		290,370
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	112,881
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	119,100
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,511,682)		3,665,099
TEMPORARY CASH INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,101,597	22,101,597
U.S. Treasury Bills, 1.89%, 1/31/19(9)	3,600,000	3,533,206
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,634,803)		25,634,803
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $802,111,867)		974,187,695
OTHER ASSETS AND LIABILITIES — (4.4)%		(40,881,892)
TOTAL NET ASSETS — 100.0%		$933,305,803

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	392,286	EUR	331,486	JPMorgan Chase Bank N.A.	3/21/18	$(20,550)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	9	March 2018	USD	900,000	$1,032,399	$(17,674)
U.S. Treasury 10-Year Notes	3	March 2018	USD	300,000	364,734	(9,616)
U.S. Treasury 10-Year Ultra Notes	1	March 2018	USD	100,000	130,203	(3,963)
U.S. Treasury Long Bonds	6	March 2018	USD	600,000	886,875	(32,404)
					$2,414,211	$(63,657)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$2,000,000	$37,368	$13,205	$50,573

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$1,300,000	$514	$5,586	$6,100
CPURNSA	Receive	2.28%	11/16/26	$1,300,000	514	1,377	1,891
CPURNSA	Receive	2.27%	11/21/26	$1,300,000	514	1,863	2,377
CPURNSA	Receive	2.17%	05/10/27	$1,100,000	512	11,400	11,912
					$2,054	$20,226	$22,280

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$1,000,000	$3,012
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$1,000,000	453
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$1,000,000	1,448
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$1,000,000	4,199
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$1,000,000	1,049
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$1,000,000	2,686
						$12,847

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $631,136.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $46,721,653, which represented 5.0% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	570,413,651	—	—
U.S. Treasury Securities	—	108,388,696	—
Corporate Bonds	—	105,694,297	—
U.S. Government Agency Mortgage-Backed Securities	—	86,094,589	—
Collateralized Mortgage Obligations	—	25,527,141	—
Asset-Backed Securities	—	20,504,153	—
Commercial Mortgage-Backed Securities	—	17,250,152	—
U.S. Government Agency Securities	—	6,946,918	—
Municipal Securities	—	4,068,196	—
Sovereign Governments and Agencies	—	3,665,099	—
Temporary Cash Investments	22,101,597	3,533,206	—
	592,515,248	381,672,447	—
Other Financial Instruments
Swap Agreements	—	85,700	—

Liabilities
Other Financial Instruments
Futures Contracts	63,657	—	—
Forward Foreign Currency Exchange Contracts	—	20,550	—
	63,657	20,550	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
January 31, 2018

Capital Value - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.8%
Textron, Inc.	12,690	744,522
United Technologies Corp.	14,770	2,038,408
		2,782,930
Auto Components — 0.9%
Aptiv plc	8,380	795,094
BorgWarner, Inc.	9,280	522,093
Delphi Technologies plc(1)	3,296	182,038
		1,499,225
Automobiles — 0.5%
Ford Motor Co.	67,440	739,817
Banks — 15.8%
Bank of America Corp.	130,660	4,181,120
BB&T Corp.	24,200	1,335,598
Citigroup, Inc.	37,230	2,921,810
JPMorgan Chase & Co.	45,570	5,271,082
KeyCorp	31,440	672,816
PNC Financial Services Group, Inc. (The)	13,530	2,138,011
U.S. Bancorp	52,980	3,027,277
Wells Fargo & Co.	82,190	5,406,458
		24,954,172
Beverages — 0.7%
PepsiCo, Inc.	9,260	1,113,978
Biotechnology — 1.3%
Amgen, Inc.	8,770	1,631,658
Celgene Corp.(1)	3,910	395,536
		2,027,194
Building Products — 1.2%
Johnson Controls International plc	50,600	1,979,978
Capital Markets — 4.5%
Ameriprise Financial, Inc.	4,490	757,463
BlackRock, Inc.	2,750	1,544,950
Goldman Sachs Group, Inc. (The)	3,660	980,478
Invesco Ltd.	24,580	888,075
Morgan Stanley	21,520	1,216,956
State Street Corp.	15,170	1,671,279
		7,059,201
Chemicals — 1.5%
DowDuPont, Inc.	25,300	1,912,174
LyondellBasell Industries NV, Class A	3,680	441,011
		2,353,185
Communications Equipment — 2.5%
Cisco Systems, Inc.	95,780	3,978,701
Containers and Packaging — 0.6%
WestRock Co.	14,760	983,459
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	4,970	1,065,469

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	74,590	2,793,395
Verizon Communications, Inc.	20,340	1,099,784
		3,893,179
Electric Utilities — 2.9%
Edison International	19,060	1,191,822
Eversource Energy	18,450	1,164,011
PG&E Corp.	19,740	837,568
Xcel Energy, Inc.	29,130	1,329,493
		4,522,894
Electrical Equipment — 0.9%
Eaton Corp. plc	16,300	1,368,711
Energy Equipment and Services — 2.8%
Baker Hughes a GE Co.	29,320	942,638
Schlumberger Ltd.	47,080	3,464,146
		4,406,784
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	21,290	345,537
Food and Staples Retailing — 2.8%
CVS Health Corp.	22,410	1,763,443
Wal-Mart Stores, Inc.	25,000	2,665,000
		4,428,443
Food Products — 2.5%
General Mills, Inc.	10,800	631,692
Kellogg Co.	14,040	956,264
Mondelez International, Inc., Class A	53,050	2,355,420
		3,943,376
Health Care Equipment and Supplies — 5.0%
Abbott Laboratories	39,230	2,438,537
Medtronic plc	37,500	3,220,875
Zimmer Biomet Holdings, Inc.	18,020	2,290,702
		7,950,114
Health Care Providers and Services — 3.2%
Aetna, Inc.	4,080	762,226
Anthem, Inc.	4,110	1,018,663
Cardinal Health, Inc.	14,970	1,074,696
HCA Healthcare, Inc.(1)	13,310	1,346,440
McKesson Corp.	5,220	881,554
		5,083,579
Household Products — 1.8%
Procter & Gamble Co. (The)	32,210	2,781,011
Industrial Conglomerates — 1.3%
General Electric Co.	123,940	2,004,110
Insurance — 4.9%
Allstate Corp. (The)	7,070	698,304
American International Group, Inc.	22,190	1,418,385
Chubb Ltd.	19,310	3,015,256
MetLife, Inc.	23,980	1,152,719
Principal Financial Group, Inc.	5,640	381,264
Prudential Financial, Inc.	8,370	994,523
		7,660,451
Leisure Products — 0.3%
Mattel, Inc.	26,790	424,354

Machinery — 1.3%
IMI plc	20,340	383,812
Ingersoll-Rand plc	9,950	941,568
Stanley Black & Decker, Inc.	4,010	666,582
		1,991,962
Media — 0.9%
Time Warner, Inc.	15,780	1,504,623
Multiline Retail — 0.6%
Target Corp.	12,230	919,941
Oil, Gas and Consumable Fuels — 13.1%
Anadarko Petroleum Corp.	19,820	1,190,191
Chevron Corp.	38,250	4,794,637
ConocoPhillips	41,400	2,434,734
Exxon Mobil Corp.	21,660	1,890,918
Imperial Oil Ltd.	37,680	1,184,622
Noble Energy, Inc.	30,850	941,542
Occidental Petroleum Corp.	35,540	2,664,434
Royal Dutch Shell plc, Class B ADR	22,000	1,582,460
TOTAL SA	67,490	3,907,649
		20,591,187
Pharmaceuticals — 9.3%
Allergan plc	7,710	1,389,805
Johnson & Johnson	31,530	4,357,131
Merck & Co., Inc.	51,270	3,037,747
Pfizer, Inc.	126,160	4,672,966
Roche Holding AG	4,930	1,215,352
		14,673,001
Road and Rail — 0.4%
Union Pacific Corp.	4,920	656,820
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	22,210	1,191,122
Intel Corp.	39,220	1,888,051
Microchip Technology, Inc.	3,280	312,322
QUALCOMM, Inc.	13,320	909,090
		4,300,585
Software — 2.6%
Oracle Corp. (New York)	79,840	4,118,946
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	10,350	1,210,846
L Brands, Inc.	20,020	1,002,802
Lowe's Cos., Inc.	3,850	403,211
		2,616,859
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	4,370	731,669
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp.	4,020	459,526
Tobacco — 1.4%
Altria Group, Inc.	8,600	604,924
Philip Morris International, Inc.	14,370	1,540,895
		2,145,819
TOTAL COMMON STOCKS (Cost $99,167,846)		154,060,790

TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $2,058,830), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $2,021,681)		2,021,622
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $1,718,990), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $1,685,025)		1,685,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,216	2,216
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,708,838)		3,708,838
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $102,876,684)		157,769,628
OTHER ASSETS AND LIABILITIES — (0.1)%		(172,902)
TOTAL NET ASSETS — 100.0%		$157,596,726

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	78,694	USD	63,605	Morgan Stanley	3/29/18	$416
CAD	92,187	USD	74,283	Morgan Stanley	3/29/18	715
CAD	68,904	USD	55,249	Morgan Stanley	3/29/18	806
CAD	50,578	USD	40,632	Morgan Stanley	3/29/18	515
CAD	47,025	USD	38,267	Morgan Stanley	3/29/18	(10)
USD	1,117,785	CAD	1,436,334	Morgan Stanley	3/29/18	(50,728)
USD	36,896	CAD	46,223	Morgan Stanley	3/29/18	(709)
CHF	26,030	USD	26,934	Credit Suisse AG	3/29/18	1,155
CHF	33,524	USD	35,018	Credit Suisse AG	3/29/18	1,157
USD	970,461	CHF	953,265	Credit Suisse AG	3/29/18	(58,196)
USD	38,254	CHF	37,074	Credit Suisse AG	3/29/18	(1,752)
EUR	65,396	USD	79,224	UBS AG	3/29/18	2,268
EUR	77,018	USD	93,084	UBS AG	3/29/18	2,890
EUR	89,087	USD	110,940	UBS AG	3/29/18	73
USD	3,152,652	EUR	2,661,229	UBS AG	3/29/18	(163,555)
USD	97,911	EUR	80,900	UBS AG	3/29/18	(2,899)
GBP	28,459	USD	40,413	Morgan Stanley	3/29/18	83
USD	1,164,623	GBP	869,712	Morgan Stanley	3/29/18	(72,915)
USD	31,039	GBP	23,094	Morgan Stanley	3/29/18	(1,822)
USD	34,354	GBP	25,269	Morgan Stanley	3/29/18	(1,602)
USD	39,211	GBP	28,532	Morgan Stanley	3/29/18	(1,388)
USD	37,697	GBP	27,243	Morgan Stanley	3/29/18	(1,067)
USD	71,363	GBP	51,613	Morgan Stanley	3/29/18	(2,079)
USD	42,717	GBP	30,786	Morgan Stanley	3/29/18	(1,089)
USD	64,418	GBP	46,260	Morgan Stanley	3/29/18	(1,408)
USD	57,700	GBP	41,479	Morgan Stanley	3/29/18	(1,322)
						$(352,463)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	147,369,355	6,691,435	—
Temporary Cash Investments	2,216	3,706,622	—
	147,371,571	10,398,057	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,078	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	362,541	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2018

Growth - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 4.0%
Boeing Co. (The)	730,242	258,775,858
Lockheed Martin Corp.	266,539	94,581,364
		353,357,222
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	978,432	92,403,118
Airlines — 1.5%
Delta Air Lines, Inc.	2,391,235	135,750,411
Banks — 0.8%
Bank of America Corp.	2,318,338	74,186,816
Beverages — 1.8%
PepsiCo, Inc.	1,346,852	162,026,296
Biotechnology — 4.1%
Amgen, Inc.	701,573	130,527,657
Biogen, Inc.(1)	379,297	131,923,289
Gilead Sciences, Inc.	737,641	61,814,316
Incyte Corp.(1)	194,178	17,532,332
Regeneron Pharmaceuticals, Inc.(1)	61,640	22,600,306
		364,397,900
Capital Markets — 2.0%
Charles Schwab Corp. (The)	1,838,014	98,039,667
S&P Global, Inc.	412,810	74,759,891
		172,799,558
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	704,569	84,435,549
Communications Equipment — 2.1%
Palo Alto Networks, Inc.(1)	1,172,664	185,128,466
Consumer Finance — 1.0%
American Express Co.	843,698	83,863,581
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	822,543	61,517,991
Energy Equipment and Services — 0.8%
Halliburton Co.	1,294,761	69,528,666
Equity Real Estate Investment Trusts (REITs) — 3.0%
Equity Residential	1,820,734	112,175,422
SBA Communications Corp.(1)	867,831	151,436,509
		263,611,931
Food and Staples Retailing — 1.8%
Wal-Mart Stores, Inc.	967,738	103,160,871
Walgreens Boots Alliance, Inc.	724,103	54,495,992
		157,656,863
Food Products — 0.3%
Hormel Foods Corp.	889,235	30,527,438
Health Care Equipment and Supplies — 4.3%
ABIOMED, Inc.(1)	171,510	40,304,850
Boston Scientific Corp.(1)	2,249,728	62,902,395

Edwards Lifesciences Corp.(1)	964,286	122,059,322
IDEXX Laboratories, Inc.(1)	194,459	36,371,611
Intuitive Surgical, Inc.(1)	219,117	94,586,235
Penumbra, Inc.(1)	239,044	23,808,783
		380,033,196
Health Care Providers and Services — 1.6%
Quest Diagnostics, Inc.	250,496	26,507,487
Tivity Health, Inc.(1)	652,606	25,288,482
WellCare Health Plans, Inc.(1)	412,934	86,873,055
		138,669,024
Health Care Technology — 0.6%
Cerner Corp.(1)	759,948	52,535,205
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc.(1)	214,484	69,655,824
Darden Restaurants, Inc.	947,663	90,833,498
Las Vegas Sands Corp.	1,050,632	81,444,993
Royal Caribbean Cruises Ltd.	1,239,319	165,511,052
		407,445,367
Household Products — 1.4%
Church & Dwight Co., Inc.	1,425,851	69,652,821
Procter & Gamble Co. (The)	647,673	55,920,087
		125,572,908
Industrial Conglomerates — 1.3%
3M Co.	461,578	115,625,289
Internet and Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	372,474	540,418,802
Expedia, Inc.	188,733	24,159,711
		564,578,513
Internet Software and Services — 13.8%
Alphabet, Inc., Class A(1)	582,322	688,432,715
Facebook, Inc., Class A(1)	2,443,486	456,663,098
LogMeIn, Inc.	370,781	46,644,250
VeriSign, Inc.(1)	238,583	27,417,958
		1,219,158,021
IT Services — 6.8%
DXC Technology Co.	958,421	95,410,811
Fiserv, Inc.(1)	575,351	81,032,435
Global Payments, Inc.	343,153	38,357,642
PayPal Holdings, Inc.(1)	1,578,352	134,664,993
Visa, Inc., Class A	2,034,467	252,741,835
		602,207,716
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	998,992	73,355,982
Illumina, Inc.(1)	90,101	20,961,097
Waters Corp.(1)	137,331	29,609,937
		123,927,016
Machinery — 3.7%
Caterpillar, Inc.	544,143	88,575,597
Cummins, Inc.	605,987	113,925,556
Parker-Hannifin Corp.	308,308	62,099,397

WABCO Holdings, Inc.(1)	377,663	58,307,391
		322,907,941
Media — 0.9%
DISH Network Corp., Class A(1)	364,578	17,098,708
Liberty Media Corp-Liberty Formula One, Class C(1)	629,512	23,726,307
Sirius XM Holdings, Inc.	6,389,971	39,042,723
		79,867,738
Multiline Retail — 3.5%
Dollar Tree, Inc.(1)	1,126,250	129,518,750
Target Corp.	2,335,860	175,703,389
		305,222,139
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	224,224	35,301,827
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	269,104	36,318,276
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	333,627	20,885,050
Johnson & Johnson	217,653	30,077,468
		50,962,518
Road and Rail — 1.5%
Union Pacific Corp.	1,018,310	135,944,385
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	3,114,617	167,036,910
ASML Holding NV	670,782	135,914,460
Broadcom Ltd.	504,294	125,080,041
Maxim Integrated Products, Inc.	992,207	60,524,627
		488,556,038
Software — 7.2%
Activision Blizzard, Inc.	852,160	63,170,621
Electronic Arts, Inc.(1)	621,079	78,852,190
Microsoft Corp.	1,833,142	174,166,821
Oracle Corp. (New York)	1,322,995	68,253,312
salesforce.com, Inc.(1)	1,050,425	119,653,912
Splunk, Inc.(1)	477,741	44,128,936
Symantec Corp.	1,803,266	49,102,933
VMware, Inc., Class A(1)	342,105	42,349,178
		639,677,903
Specialty Retail — 0.7%
TJX Cos., Inc. (The)	756,685	60,776,939
Technology Hardware, Storage and Peripherals — 3.9%
Apple, Inc.	2,050,660	343,342,004
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc.	1,500,206	70,569,690
Tobacco — 2.4%
Altria Group, Inc.	1,512,464	106,386,718
Philip Morris International, Inc.	1,011,558	108,469,364
		214,856,082
TOTAL COMMON STOCKS (Cost $5,527,024,546)		8,805,247,541

TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $26,906,399), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $26,420,911)	26,420,140
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 1/31/25, valued at $22,466,681), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $22,026,330)	22,026,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $48,446,140)	48,446,140
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $5,575,470,686)	8,853,693,681
OTHER ASSETS AND LIABILITIES — (0.2)%	(15,436,982)
TOTAL NET ASSETS — 100.0%	$8,838,256,699

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,390,860	USD	2,888,573	UBS AG	3/29/18	$90,722
EUR	3,368,342	USD	4,104,662	UBS AG	3/29/18	92,691
EUR	6,150,025	USD	7,586,991	UBS AG	3/29/18	76,668
USD	107,479,928	EUR	90,726,392	UBS AG	3/29/18	(5,575,884)
USD	3,158,478	EUR	2,609,707	UBS AG	3/29/18	(93,525)
USD	2,836,732	EUR	2,366,943	UBS AG	3/29/18	(112,759)
USD	2,690,954	EUR	2,184,871	UBS AG	3/29/18	(31,653)
USD	7,046,085	EUR	5,735,285	UBS AG	3/29/18	(100,759)
USD	3,987,430	EUR	3,246,960	UBS AG	3/29/18	(58,667)
						$(5,713,166)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,669,333,081	135,914,460	—
Temporary Cash Investments	—	48,446,140	—
	8,669,333,081	184,360,600	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	260,081	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,973,247	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2018

Heritage - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.0%
L3 Technologies, Inc.	248,774	52,854,524
Air Freight and Logistics — 0.7%
XPO Logistics, Inc.(1)	415,233	39,214,605
Airlines — 0.5%
American Airlines Group, Inc.	494,783	26,876,613
Auto Components — 1.2%
Aptiv plc	407,411	38,655,155
Delphi Technologies plc	478,851	26,446,941
		65,102,096
Banks — 2.2%
SVB Financial Group(1)	199,136	49,096,981
Zions Bancorporation	1,195,881	64,613,450
		113,710,431
Beverages — 3.5%
Brown-Forman Corp., Class B	724,582	50,213,532
Constellation Brands, Inc., Class A	192,842	42,323,034
Molson Coors Brewing Co., Class B	332,383	27,926,820
Monster Beverage Corp.(1)	897,969	61,268,425
		181,731,811
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.(1)	314,294	37,501,560
BioMarin Pharmaceutical, Inc.(1)	591,949	53,411,558
Exelixis, Inc.(1)	875,907	26,548,741
Incyte Corp.(1)	276,777	24,990,196
Neurocrine Biosciences, Inc.(1)	313,066	26,757,751
		169,209,806
Building Products — 2.4%
Allegion plc	464,718	40,016,867
Fortune Brands Home & Security, Inc.	663,443	47,058,012
Lennox International, Inc.	174,064	37,930,286
		125,005,165
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	201,823	40,289,925
Cboe Global Markets, Inc.	480,502	64,574,664
S&P Global, Inc.	350,959	63,558,675
SEI Investments Co.	1,148,946	86,343,292
		254,766,556
Chemicals — 1.3%
FMC Corp.	362,019	33,063,195
Scotts Miracle-Gro Co. (The)	238,069	21,490,489
Valvoline, Inc.	533,472	13,150,085
		67,703,769
Commercial Services and Supplies — 0.8%
Brink's Co. (The)	491,767	41,013,368
Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	499,415	78,842,646

Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	375,634	26,091,538
Construction Materials — 0.9%
Vulcan Materials Co.	366,348	49,603,519
Containers and Packaging — 2.6%
Ball Corp.	1,254,907	48,037,840
Packaging Corp. of America	443,618	55,731,729
Sealed Air Corp.	681,714	32,279,158
		136,048,727
Distributors — 0.8%
LKQ Corp.(1)	1,037,746	43,616,464
Electrical Equipment — 0.8%
AMETEK, Inc.	534,043	40,747,481
Electronic Equipment, Instruments and Components — 5.0%
CDW Corp.	596,319	44,598,698
Dolby Laboratories, Inc., Class A	830,687	53,446,401
Flextronics International Ltd.(1)	2,770,359	49,894,166
National Instruments Corp.	1,331,553	66,497,757
Trimble, Inc.(1)	1,042,863	45,990,258
		260,427,280
Equity Real Estate Investment Trusts (REITs) — 2.8%
Crown Castle International Corp.	437,486	49,335,296
Equinix, Inc.	79,830	36,337,818
SBA Communications Corp.(1)	349,012	60,902,594
		146,575,708
Food and Staples Retailing — 0.5%
Costco Wholesale Corp.	139,733	27,229,770
Health Care Equipment and Supplies — 5.6%
Align Technology, Inc.(1)	249,724	65,427,688
Baxter International, Inc.	649,544	46,786,654
Edwards Lifesciences Corp.(1)	146,283	18,516,502
Hill-Rom Holdings, Inc.	331,853	28,317,017
Teleflex, Inc.	381,215	105,882,466
West Pharmaceutical Services, Inc.	297,306	29,790,061
		294,720,388
Health Care Providers and Services — 2.0%
Amedisys, Inc.(1)	941,853	50,502,158
Humana, Inc.	187,935	52,965,721
		103,467,879
Hotels, Restaurants and Leisure — 4.9%
Darden Restaurants, Inc.	457,019	43,805,271
Domino's Pizza, Inc.	84,876	18,405,361
Hilton Worldwide Holdings, Inc.	440,802	37,754,691
Las Vegas Sands Corp.	513,119	39,776,985
MGM Resorts International	743,215	27,090,187
Papa John's International, Inc.	357,004	23,165,990
Vail Resorts, Inc.	192,023	41,968,547
Yum! Brands, Inc.	307,972	26,051,351
		258,018,383
Household Durables — 1.0%
Mohawk Industries, Inc.(1)	192,872	54,208,604
Internet and Direct Marketing Retail — 1.7%
Expedia, Inc.	455,228	58,273,736

Wayfair, Inc., Class A(1)	351,367	32,329,278
		90,603,014
Internet Software and Services — 2.0%
eBay, Inc.(1)	656,365	26,635,292
LogMeIn, Inc.	379,592	47,752,673
Match Group, Inc.(1)	929,420	32,473,935
		106,861,900
IT Services — 5.8%
Booz Allen Hamilton Holding Corp.	1,319,686	51,705,298
DXC Technology Co.	1,261,148	125,547,283
First Data Corp., Class A(1)	1,191,873	21,096,152
FleetCor Technologies, Inc.(1)	88,530	18,812,625
Worldpay, Inc., Class A(1)	1,104,973	88,740,382
		305,901,740
Life Sciences Tools and Services — 2.2%
Bio-Techne Corp.	241,618	33,896,589
Illumina, Inc.(1)	359,611	83,659,903
		117,556,492
Machinery — 5.7%
Ingersoll-Rand plc	284,931	26,963,020
John Bean Technologies Corp.	375,992	42,769,090
Kennametal, Inc.	647,102	31,565,635
Middleby Corp. (The)(1)	521,976	71,124,450
Parker-Hannifin Corp.	351,638	70,826,926
Snap-on, Inc.	141,922	24,312,658
WABCO Holdings, Inc.(1)	219,192	33,841,053
		301,402,832
Multiline Retail — 2.1%
Dollar General Corp.	463,050	47,749,716
Dollar Tree, Inc.(1)	557,277	64,086,855
		111,836,571
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	450,833	70,979,147
Pharmaceuticals — 2.8%
Jazz Pharmaceuticals plc(1)	244,543	35,639,697
Zoetis, Inc.	1,464,188	112,347,145
		147,986,842
Professional Services — 2.4%
IHS Markit Ltd.(1)	907,038	43,292,924
Verisk Analytics, Inc.(1)	819,416	81,982,571
		125,275,495
Road and Rail — 1.5%
Canadian Pacific Railway Ltd.	136,923	25,336,232
J.B. Hunt Transport Services, Inc.	214,139	25,874,416
Norfolk Southern Corp.	168,464	25,417,848
		76,628,496
Semiconductors and Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	1,434,331	19,707,708
Analog Devices, Inc.	512,005	47,043,019
Broadcom Ltd.	215,260	53,390,938
KLA-Tencor Corp.	612,921	67,298,726
Lam Research Corp.	163,033	31,224,080
Maxim Integrated Products, Inc.	519,382	31,682,302

Xilinx, Inc.	742,588	54,223,776
		304,570,549
Software — 10.0%
Autodesk, Inc.(1)	502,103	58,053,149
Electronic Arts, Inc.(1)	664,404	84,352,732
Guidewire Software, Inc.(1)	707,096	56,178,777
Red Hat, Inc.(1)	801,387	105,286,224
ServiceNow, Inc.(1)	447,322	66,592,826
Splunk, Inc.(1)	703,884	65,017,765
Tyler Technologies, Inc.(1)	346,471	69,817,372
Zynga, Inc., Class A(1)	5,250,783	18,797,803
		524,096,648
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	507,698	61,791,924
O'Reilly Automotive, Inc.(1)	354,415	93,810,106
Ross Stores, Inc.	622,827	51,314,716
		206,916,746
Textiles, Apparel and Luxury Goods — 0.7%
Carter's, Inc.	293,786	35,342,456
Trading Companies and Distributors — 1.0%
United Rentals, Inc.(1)	298,965	54,145,551
Water Utilities — 0.1%
Evoqua Water Technologies Corp.(1)	226,142	5,169,606
TOTAL COMMON STOCKS (Cost $3,694,257,931)		5,242,061,216
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $12,279,009), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $12,057,451)		12,057,099
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $10,255,833), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $10,052,151)		10,052,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,840	10,840
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,119,939)		22,119,939
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,716,377,870)		5,264,181,155
OTHER ASSETS AND LIABILITIES — (0.1)%		(6,881,124)
TOTAL NET ASSETS — 100.0%		$5,257,300,031

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	662,976	USD	529,991	Morgan Stanley	3/29/18	$9,366
CAD	1,029,810	USD	821,628	Morgan Stanley	3/29/18	16,162
USD	22,937,978	CAD	29,474,886	Morgan Stanley	3/29/18	(1,040,989)
USD	798,027	CAD	993,360	Morgan Stanley	3/29/18	(10,111)
						$(1,025,572)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,242,061,216	—	—
Temporary Cash Investments	10,840	22,109,099	—
	5,242,072,056	22,109,099	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,528	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,051,100	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2018

NT Growth - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 4.0%
Boeing Co. (The)	114,094	40,431,491
Lockheed Martin Corp.	41,993	14,901,216
		55,332,707
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	152,951	14,444,692
Airlines — 1.5%
Delta Air Lines, Inc.	376,734	21,387,189
Banks — 0.8%
Bank of America Corp.	359,756	11,512,192
Beverages — 4.2%
PepsiCo, Inc.	489,155	58,845,346
Biotechnology — 4.1%
Amgen, Inc.	109,323	20,339,544
Biogen, Inc.(1)	59,116	20,561,136
Gilead Sciences, Inc.	114,772	9,617,894
Incyte Corp.(1)	29,835	2,693,802
Regeneron Pharmaceuticals, Inc.(1)	9,522	3,491,241
		56,703,617
Capital Markets — 1.9%
Charles Schwab Corp. (The)	287,706	15,346,238
S&P Global, Inc.	64,059	11,601,085
		26,947,323
Chemicals — 0.9%
LyondellBasell Industries NV, Class A	109,334	13,102,587
Communications Equipment — 2.1%
Palo Alto Networks, Inc.(1)	183,219	28,924,784
Consumer Finance — 0.9%
American Express Co.	130,924	13,013,846
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	127,641	9,546,270
Energy Equipment and Services — 0.8%
Halliburton Co.	201,707	10,831,666
Equity Real Estate Investment Trusts (REITs) — 3.0%
Equity Residential	285,277	17,575,916
SBA Communications Corp.(1)	135,488	23,642,656
		41,218,572
Food and Staples Retailing — 1.8%
Wal-Mart Stores, Inc.	151,400	16,139,240
Walgreens Boots Alliance, Inc.	114,264	8,599,509
		24,738,749
Food Products — 0.3%
Hormel Foods Corp.	137,966	4,736,373
Health Care Equipment and Supplies — 4.3%
ABIOMED, Inc.(1)	26,604	6,251,940
Boston Scientific Corp.(1)	349,109	9,761,088
Edwards Lifesciences Corp.(1)	151,200	19,138,896
IDEXX Laboratories, Inc.(1)	30,383	5,682,836

Intuitive Surgical, Inc.(1)	34,218	14,770,884
Penumbra, Inc.(1)	36,770	3,662,292
		59,267,936
Health Care Providers and Services — 1.6%
Quest Diagnostics, Inc.	38,289	4,051,742
Tivity Health, Inc.(1)	100,852	3,908,015
WellCare Health Plans, Inc.(1)	65,162	13,708,782
		21,668,539
Health Care Technology — 0.6%
Cerner Corp.(1)	117,927	8,152,294
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc.(1)	33,283	10,808,987
Darden Restaurants, Inc.	147,057	14,095,414
Las Vegas Sands Corp.	163,035	12,638,473
Royal Caribbean Cruises Ltd.	193,633	25,859,687
		63,402,561
Household Products — 1.4%
Church & Dwight Co., Inc.	221,261	10,808,600
Procter & Gamble Co. (The)	101,194	8,737,090
		19,545,690
Industrial Conglomerates — 1.3%
3M Co.	72,350	18,123,675
Internet and Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	58,196	84,435,994
Expedia, Inc.	29,770	3,810,858
		88,246,852
Internet Software and Services — 13.7%
Alphabet, Inc., Class A(1)	90,983	107,561,922
Facebook, Inc., Class A(1)	381,774	71,349,743
LogMeIn, Inc.	57,151	7,189,596
VeriSign, Inc.(1)	36,455	4,189,409
		190,290,670
IT Services — 6.8%
DXC Technology Co.	148,726	14,805,673
Fiserv, Inc.(1)	89,282	12,574,477
Global Payments, Inc.	53,642	5,996,103
PayPal Holdings, Inc.(1)	246,731	21,051,089
Visa, Inc., Class A	317,868	39,488,741
		93,916,083
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	155,022	11,383,266
Illumina, Inc.(1)	13,988	3,254,168
Waters Corp.(1)	21,462	4,627,422
		19,264,856
Machinery — 3.6%
Caterpillar, Inc.	84,439	13,744,980
Cummins, Inc.	94,974	17,855,112
Parker-Hannifin Corp.	47,843	9,636,537
WABCO Holdings, Inc.(1)	58,605	9,048,026
		50,284,655
Media — 0.9%
DISH Network Corp., Class A(1)	57,100	2,677,990
Liberty Media Corp-Liberty Formula One, Class C(1)	97,189	3,663,053

Sirius XM Holdings, Inc.	980,835	5,992,902
		12,333,945
Multiline Retail — 3.4%
Dollar Tree, Inc.(1)	175,481	20,180,315
Target Corp.	364,958	27,452,141
		47,632,456
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	34,920	5,497,805
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	42,446	5,728,512
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	51,921	3,250,254
Johnson & Johnson	34,341	4,745,583
		7,995,837
Road and Rail — 1.5%
Union Pacific Corp.	158,772	21,196,062
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	486,632	26,098,074
ASML Holding NV	105,932	21,464,038
Broadcom Ltd.	79,014	19,597,843
Maxim Integrated Products, Inc.	154,330	9,414,130
		76,574,085
Software — 7.2%
Activision Blizzard, Inc.	132,552	9,826,080
Electronic Arts, Inc.(1)	96,378	12,236,151
Microsoft Corp.	286,413	27,212,099
Oracle Corp. (New York)	205,300	10,591,427
salesforce.com, Inc.(1)	164,687	18,759,496
Splunk, Inc.(1)	75,357	6,960,726
Symantec Corp.	279,828	7,619,716
VMware, Inc., Class A(1)	53,976	6,681,689
		99,887,384
Specialty Retail — 0.7%
TJX Cos., Inc. (The)	118,225	9,495,832
Technology Hardware, Storage and Peripherals — 3.9%
Apple, Inc.	320,563	53,671,863
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc.	232,799	10,950,865
TOTAL COMMON STOCKS (Cost $848,039,831)		1,374,414,370
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF (Cost $752,820)	5,329	767,589
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $3,336,955), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $3,276,744)		3,276,648
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $2,789,122), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $2,731,041)		2,731,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,639	3,639
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,011,287)		6,011,287
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $854,803,938)		1,381,193,246
OTHER ASSETS AND LIABILITIES — 0.5%		6,358,471
TOTAL NET ASSETS — 100.0%		$1,387,551,717

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	371,669	USD	448,653	UBS AG	3/29/18	$14,490
EUR	365,272	USD	445,121	UBS AG	3/29/18	10,052
EUR	403,510	USD	497,229	UBS AG	3/29/18	5,592
EUR	971,557	USD	1,198,563	UBS AG	3/29/18	12,112
USD	17,562,556	EUR	14,824,976	UBS AG	3/29/18	(911,117)
USD	461,276	EUR	381,132	UBS AG	3/29/18	(13,659)
USD	496,439	EUR	404,970	UBS AG	3/29/18	(8,202)
USD	1,209,726	EUR	984,678	UBS AG	3/29/18	(17,299)
USD	629,720	EUR	512,781	UBS AG	3/29/18	(9,265)
						$(917,296)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,352,950,332	21,464,038	—
Exchange-Traded Funds	767,589	—	—
Temporary Cash Investments	3,639	6,007,648	—
	1,353,721,560	27,471,686	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	42,246	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	959,542	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2018

NT Heritage - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.0%
L3 Technologies, Inc.	39,818	8,459,732
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	68,243	6,444,869
Airlines — 0.5%
American Airlines Group, Inc.	80,381	4,366,296
Auto Components — 1.2%
Aptiv plc	63,035	5,980,761
Delphi Technologies plc(1)	76,744	4,238,571
		10,219,332
Banks — 2.1%
SVB Financial Group(1)	31,249	7,704,441
Zions Bancorporation	184,137	9,948,922
		17,653,363
Beverages — 3.5%
Brown-Forman Corp., Class B	114,339	7,923,693
Constellation Brands, Inc., Class A	30,731	6,744,532
Molson Coors Brewing Co., Class B	53,190	4,469,024
Monster Beverage Corp.(1)	139,635	9,527,296
		28,664,545
Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.(1)	49,416	5,896,317
BioMarin Pharmaceutical, Inc.(1)	92,864	8,379,119
Exelixis, Inc.(1)	141,770	4,297,048
Incyte Corp.(1)	43,675	3,943,416
Neurocrine Biosciences, Inc.(1)	50,338	4,302,389
		26,818,289
Building Products — 2.4%
Allegion plc	73,526	6,331,324
Fortune Brands Home & Security, Inc.	101,667	7,211,240
Lennox International, Inc.	27,975	6,096,032
		19,638,596
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	32,152	6,418,504
Cboe Global Markets, Inc.	74,026	9,948,354
S&P Global, Inc.	53,688	9,722,897
SEI Investments Co.	177,734	13,356,710
		39,446,465
Chemicals — 1.3%
FMC Corp.	56,708	5,179,142
Scotts Miracle-Gro Co. (The)	38,154	3,444,162
Valvoline, Inc.	83,859	2,067,124
		10,690,428
Commercial Services and Supplies — 0.8%
Brink's Co. (The)	80,079	6,678,589
Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	77,764	12,276,603

Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	60,271	4,186,424
Construction Materials — 0.9%
Vulcan Materials Co.	56,524	7,653,350
Containers and Packaging — 2.6%
Ball Corp.	197,266	7,551,342
Packaging Corp. of America	69,184	8,691,586
Sealed Air Corp.	105,679	5,003,901
		21,246,829
Distributors — 0.8%
LKQ Corp.(1)	161,844	6,802,303
Electrical Equipment — 0.8%
AMETEK, Inc.	82,815	6,318,784
Electronic Equipment, Instruments and Components — 5.0%
CDW Corp.	95,420	7,136,462
Dolby Laboratories, Inc., Class A	128,751	8,283,840
Flextronics International Ltd.(1)	435,133	7,836,745
National Instruments Corp.	208,562	10,415,586
Trimble, Inc.(1)	163,862	7,226,314
		40,898,947
Equity Real Estate Investment Trusts (REITs) — 2.8%
Crown Castle International Corp.	69,293	7,814,172
Equinix, Inc.	12,896	5,870,130
SBA Communications Corp.(1)	54,666	9,539,217
		23,223,519
Food and Staples Retailing — 0.5%
Costco Wholesale Corp.	21,879	4,263,561
Health Care Equipment and Supplies — 5.7%
Align Technology, Inc.(1)	40,092	10,504,104
Baxter International, Inc.	105,090	7,569,633
Edwards Lifesciences Corp.(1)	23,004	2,911,846
Hill-Rom Holdings, Inc.	52,906	4,514,469
Teleflex, Inc.	60,089	16,689,720
West Pharmaceutical Services, Inc.	47,148	4,724,229
		46,914,001
Health Care Providers and Services — 2.0%
Amedisys, Inc.(1)	148,895	7,983,750
Humana, Inc.	28,914	8,148,833
		16,132,583
Hotels, Restaurants and Leisure — 5.0%
Darden Restaurants, Inc.	73,130	7,009,510
Domino's Pizza, Inc.	13,885	3,010,962
Hilton Worldwide Holdings, Inc.	70,904	6,072,928
Las Vegas Sands Corp.	80,105	6,209,740
MGM Resorts International	116,000	4,228,200
Papa John's International, Inc.	56,838	3,688,218
Vail Resorts, Inc.	29,661	6,482,708
Yum! Brands, Inc.	49,282	4,168,764
		40,871,030
Household Durables — 1.0%
Mohawk Industries, Inc.(1)	30,097	8,459,063
Internet and Direct Marketing Retail — 1.7%
Expedia, Inc.	70,203	8,986,686

Wayfair, Inc., Class A(1)	54,491	5,013,717
		14,000,403
Internet Software and Services — 2.0%
eBay, Inc.(1)	103,057	4,182,053
LogMeIn, Inc.	59,413	7,474,156
Match Group, Inc.(1)	146,146	5,106,341
		16,762,550
IT Services — 5.7%
Booz Allen Hamilton Holding Corp.	202,255	7,924,351
DXC Technology Co.	195,426	19,454,658
First Data Corp., Class A(1)	187,429	3,317,493
FleetCor Technologies, Inc.(1)	13,922	2,958,425
Worldpay, Inc., Class A(1)	170,273	13,674,625
		47,329,552
Life Sciences Tools and Services — 2.2%
Bio-Techne Corp.	38,438	5,392,467
Illumina, Inc.(1)	55,505	12,912,683
		18,305,150
Machinery — 5.7%
Ingersoll-Rand plc	45,081	4,266,015
John Bean Technologies Corp.	58,331	6,635,151
Kennametal, Inc.	104,002	5,073,217
Middleby Corp. (The)(1)	81,572	11,115,001
Parker-Hannifin Corp.	54,235	10,924,014
Snap-on, Inc.	23,163	3,968,053
WABCO Holdings, Inc.(1)	34,471	5,321,978
		47,303,429
Multiline Retail — 2.1%
Dollar General Corp.	72,482	7,474,344
Dollar Tree, Inc.(1)	86,259	9,919,785
		17,394,129
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	70,324	11,071,811
Pharmaceuticals — 2.8%
Jazz Pharmaceuticals plc(1)	38,521	5,614,050
Zoetis, Inc.	230,252	17,667,236
		23,281,286
Professional Services — 2.4%
IHS Markit Ltd.(1)	142,399	6,796,704
Verisk Analytics, Inc.(1)	126,344	12,640,717
		19,437,421
Road and Rail — 1.5%
Canadian Pacific Railway Ltd.	21,778	4,029,801
J.B. Hunt Transport Services, Inc.	33,853	4,090,458
Norfolk Southern Corp.	27,737	4,184,959
		12,305,218
Semiconductors and Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(1)	225,556	3,099,139
Analog Devices, Inc.	77,745	7,143,211
Broadcom Ltd.	33,263	8,250,222
KLA-Tencor Corp.	94,594	10,386,421
Lam Research Corp.	25,921	4,964,390
Maxim Integrated Products, Inc.	80,341	4,900,801

Xilinx, Inc.	116,188	8,484,048
		47,228,232
Software — 9.9%
Autodesk, Inc.(1)	77,525	8,963,441
Electronic Arts, Inc.(1)	102,978	13,074,087
Guidewire Software, Inc.(1)	110,820	8,804,649
Red Hat, Inc.(1)	123,835	16,269,442
ServiceNow, Inc.(1)	71,429	10,633,635
Splunk, Inc.(1)	108,911	10,060,109
Tyler Technologies, Inc.(1)	53,634	10,807,787
Zynga, Inc., Class A(1)	825,714	2,956,056
		81,569,206
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	78,492	9,553,262
O'Reilly Automotive, Inc.(1)	55,212	14,614,064
Ross Stores, Inc.	97,769	8,055,188
		32,222,514
Textiles, Apparel and Luxury Goods — 0.7%
Carter's, Inc.	46,917	5,644,115
Trading Companies and Distributors — 1.0%
United Rentals, Inc.(1)	46,810	8,477,759
Water Utilities — 0.1%
Evoqua Water Technologies Corp.(1)	35,535	812,330
TOTAL COMMON STOCKS (Cost $581,511,024)		821,472,606
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $3,093,660), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $3,037,840)		3,037,751
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $2,585,748), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $2,532,038)		2,532,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,259	3,259
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,573,010)		5,573,010
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $587,084,034)		827,045,616
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,751,940)
TOTAL NET ASSETS — 100.0%		$825,293,676

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	276,328	USD	221,159	Morgan Stanley	3/29/18	$3,644
USD	3,719,172	CAD	4,779,068	Morgan Stanley	3/29/18	(168,786)
						$(165,142)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	821,472,606	—	—
Temporary Cash Investments	3,259	5,569,751	—
	821,475,865	5,569,751	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,644	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	168,786	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2018

Select - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 3.1%
Boeing Co. (The)	198,400	70,307,008
United Technologies Corp.	180,200	24,869,402
		95,176,410
Auto Components — 2.3%
Aptiv plc	414,100	39,289,808
Delphi Technologies plc	138,033	7,623,563
Gentex Corp.	1,018,500	24,118,080
		71,031,451
Banks — 2.0%
JPMorgan Chase & Co.	534,400	61,814,048
Beverages — 3.0%
Constellation Brands, Inc., Class A	290,200	63,690,194
Diageo plc	832,000	29,916,797
		93,606,991
Biotechnology — 7.8%
Biogen, Inc.(1)	221,300	76,970,353
Celgene Corp.(1)	549,900	55,627,884
Gilead Sciences, Inc.	315,000	26,397,000
Regeneron Pharmaceuticals, Inc.(1)	153,700	56,354,105
Vertex Pharmaceuticals, Inc.(1)	167,500	27,950,725
		243,300,067
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	407,600	23,110,920
Cboe Global Markets, Inc.	467,000	62,760,130
		85,871,050
Chemicals — 0.9%
Valvoline, Inc.	1,194,200	29,437,030
Electronic Equipment, Instruments and Components — 0.5%
Keyence Corp.	24,900	15,151,662
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	388,400	57,366,680
Equinix, Inc.	88,500	40,284,315
		97,650,995
Food and Staples Retailing — 2.0%
Costco Wholesale Corp.	320,500	62,455,835
Health Care Equipment and Supplies — 0.7%
Zimmer Biomet Holdings, Inc.	162,100	20,606,152
Health Care Providers and Services — 4.3%
UnitedHealth Group, Inc.	570,700	135,130,346
Hotels, Restaurants and Leisure — 2.5%
Papa John's International, Inc.	147,100	9,545,319
Starbucks Corp.	955,200	54,264,912
Wynn Resorts Ltd.	91,200	15,101,808
		78,912,039
Industrial Conglomerates — 1.2%
Roper Technologies, Inc.	134,600	37,767,414

Insurance — 1.2%
MetLife, Inc.	756,723	36,375,675
Internet and Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	106,300	154,229,606
Internet Software and Services — 14.2%
Alphabet, Inc., Class A(1)	97,300	115,030,006
Alphabet, Inc., Class C(1)	138,600	162,153,684
Baidu, Inc. ADR(1)	106,000	26,173,520
Facebook, Inc., Class A(1)	738,800	138,074,332
		441,431,542
IT Services — 7.1%
MasterCard, Inc., Class A	917,000	154,973,000
PayPal Holdings, Inc.(1)	779,800	66,532,536
		221,505,536
Machinery — 4.5%
FANUC Corp.	204,600	55,240,314
Graco, Inc.	677,700	31,716,360
Middleby Corp. (The)(1)	386,400	52,650,864
		139,607,538
Media — 1.6%
Walt Disney Co. (The)	454,500	49,390,515
Oil, Gas and Consumable Fuels — 1.2%
EOG Resources, Inc.	329,300	37,869,500
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	373,100	50,353,576
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	638,100	39,945,060
Professional Services — 2.2%
IHS Markit Ltd.(1)	443,300	21,158,709
Verisk Analytics, Inc.(1)	467,200	46,743,360
		67,902,069
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	182,600	33,809,206
Semiconductors and Semiconductor Equipment — 2.2%
Analog Devices, Inc.	270,400	24,844,352
Maxim Integrated Products, Inc.	586,100	35,752,100
QUALCOMM, Inc.	132,500	9,043,125
		69,639,577
Software — 5.7%
Electronic Arts, Inc.(1)	640,000	81,254,400
Microsoft Corp.	998,300	94,848,483
		176,102,883
Specialty Retail — 4.9%
Home Depot, Inc. (The)	435,400	87,471,860
L Brands, Inc.	179,200	8,976,128
TJX Cos., Inc. (The)	709,400	56,979,008
		153,426,996
Technology Hardware, Storage and Peripherals — 8.3%
Apple, Inc.	1,550,100	259,533,243
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., Class B	182,800	12,470,616
Tobacco — 1.0%
Philip Morris International, Inc.	277,600	29,767,048

Water Utilities — 0.3%
Evoqua Water Technologies Corp.(1)	405,100	9,260,586
TOTAL COMMON STOCKS (Cost $1,325,367,668)		3,110,532,262
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $6,689,843), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $6,569,135)		6,568,943
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $5,587,928), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $5,476,082)		5,476,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,095	5,095
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,050,038)		12,050,038
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,337,417,706)		3,122,582,300
OTHER ASSETS AND LIABILITIES — (0.3)%		(8,938,589)
TOTAL NET ASSETS — 100.0%		$3,113,643,711

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Value
Biogen, Inc.	440	Call	$375.00	2/16/2018	$15,303,640	$(209,567)	$(51,700)
Boeing Co/The	150	Call	$400.00	3/16/2018	$5,315,550	(23,506)	(19,425)
Delphi Technologies plc	276	Call	$60.00	2/16/2018	$1,524,348	(25,863)	(10,350)
						$(258,936)	$(81,475)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,941,278	CAD	29,479,127	Morgan Stanley	3/29/18	$(1,041,139)
JPY	33,864,000	USD	311,844	Credit Suisse AG	3/30/18	(634)
USD	7,006,392	JPY	784,225,500	Credit Suisse AG	3/30/18	(200,634)
USD	335,302	JPY	37,723,500	Credit Suisse AG	3/30/18	(11,377)
USD	419,701	JPY	46,314,000	Credit Suisse AG	3/30/18	(5,924)
						$(1,259,708)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued based on quoted prices as provided by the appropriate exchange. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,976,414,283	134,117,979	—
Temporary Cash Investments	5,095	12,044,943	—
	2,976,419,378	146,162,922	—

Liabilities
Other Financial Instruments
Written Options Contracts	81,475	—	—
Forward Foreign Currency Exchange Contracts	—	1,259,708	—
	81,475	1,259,708	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2018

Small Cap Growth - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.0%
AAR Corp.	230,871	9,343,349
KLX, Inc.(1)	151,989	10,739,543
Kratos Defense & Security Solutions, Inc.(1)	644,814	7,357,328
Mercury Systems, Inc.(1)	126,669	6,082,645
		33,522,865
Air Freight and Logistics — 1.5%
XPO Logistics, Inc.(1)	134,202	12,674,037
Auto Components — 0.9%
LCI Industries	15,045	1,658,711
Tenneco, Inc.	104,454	6,059,377
		7,718,088
Banks — 3.3%
Ameris Bancorp	136,698	7,320,178
Cathay General Bancorp	212,171	9,280,360
Heritage Financial Corp.	158,684	4,887,467
Wintrust Financial Corp.	71,848	6,171,743
		27,659,748
Beverages — 0.6%
MGP Ingredients, Inc.	53,133	4,757,529
Biotechnology — 8.0%
Acceleron Pharma, Inc.(1)	45,164	1,874,758
Adamas Pharmaceuticals, Inc.(1)	71,867	2,719,447
Aimmune Therapeutics, Inc.(1)	95,541	3,363,999
Alder Biopharmaceuticals, Inc.(1)	113,283	1,602,954
Amicus Therapeutics, Inc.(1)	116,609	1,891,398
AnaptysBio, Inc.(1)	22,562	2,377,809
Arena Pharmaceuticals, Inc.(1)	95,789	3,584,424
Avexis, Inc.(1)	18,650	2,307,565
Biohaven Pharmaceutical Holding Co. Ltd.(1)	62,659	2,165,495
Clovis Oncology, Inc.(1)	66,350	4,014,175
Esperion Therapeutics, Inc.(1)	28,995	2,102,428
Exact Sciences Corp.(1)	104,927	5,215,921
FibroGen, Inc.(1)	83,847	4,909,242
Flexion Therapeutics, Inc.(1)	125,566	2,836,536
Ligand Pharmaceuticals, Inc.(1)	21,974	3,463,542
Neurocrine Biosciences, Inc.(1)	22,936	1,960,340
Portola Pharmaceuticals, Inc.(1)	74,053	3,799,659
Prothena Corp. plc(1)	35,948	1,502,626
Puma Biotechnology, Inc.(1)	43,909	2,935,317
Sage Therapeutics, Inc.(1)	37,056	7,033,229
Sarepta Therapeutics, Inc.(1)	62,413	4,090,548
Ultragenyx Pharmaceutical, Inc.(1)	37,378	1,994,116
		67,745,528
Building Products — 1.0%
Masonite International Corp.(1)	73,745	5,143,714

PGT Innovations, Inc.(1)	192,728	3,074,011
		8,217,725
Capital Markets — 0.6%
Hamilton Lane, Inc., Class A	126,525	4,716,852
Chemicals — 2.8%
Ferro Corp.(1)	199,987	4,703,694
Ingevity Corp.(1)	122,266	8,870,398
KMG Chemicals, Inc.	107,194	6,512,036
Valvoline, Inc.	140,358	3,459,825
		23,545,953
Commercial Services and Supplies — 1.4%
Brink's Co. (The)	137,389	11,458,243
Communications Equipment — 0.2%
Lumentum Holdings, Inc.(1)	44,194	2,046,182
Construction and Engineering — 2.0%
Dycom Industries, Inc.(1)	77,658	9,063,465
Granite Construction, Inc.	118,346	7,892,495
		16,955,960
Construction Materials — 1.3%
Summit Materials, Inc., Class A(1)	348,505	11,134,735
Consumer Finance — 1.2%
Green Dot Corp., Class A(1)	163,476	10,014,540
Distributors — 0.6%
Pool Corp.	39,124	5,291,130
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	62,136	6,101,755
Chegg, Inc.(1)	442,647	7,666,646
		13,768,401
Electronic Equipment, Instruments and Components — 2.7%
Coherent, Inc.(1)	12,596	3,268,914
Dolby Laboratories, Inc., Class A	167,673	10,788,081
SYNNEX Corp.	41,826	5,133,305
TTM Technologies, Inc.(1)	202,734	3,343,083
		22,533,383
Equity Real Estate Investment Trusts (REITs) — 0.8%
First Industrial Realty Trust, Inc.	69,897	2,157,021
QTS Realty Trust, Inc., Class A	97,837	4,872,283
		7,029,304
Food Products — 0.6%
Hostess Brands, Inc.(1)	362,153	4,997,711
Health Care Equipment and Supplies — 4.3%
Insulet Corp.(1)	125,430	9,599,158
Masimo Corp.(1)	112,028	10,557,519
Merit Medical Systems, Inc.(1)	180,959	8,405,546
Nevro Corp.(1)	97,529	7,827,677
		36,389,900
Health Care Providers and Services — 2.9%
Amedisys, Inc.(1)	153,628	8,237,533
Envision Healthcare Corp.(1)	121,688	4,379,551
HealthEquity, Inc.(1)	141,320	7,153,618
Tivity Health, Inc.(1)	126,842	4,915,128
		24,685,830

Health Care Technology — 2.9%
Cotiviti Holdings, Inc.(1)	376,606	13,181,210
Teladoc, Inc.(1)	181,965	6,805,491
Vocera Communications, Inc.(1)	153,611	4,500,802
		24,487,503
Hotels, Restaurants and Leisure — 4.2%
Cedar Fair LP	46,471	3,150,734
Churchill Downs, Inc.	26,352	6,825,168
Hilton Grand Vacations, Inc.(1)	92,037	4,138,904
Planet Fitness, Inc., Class A(1)	255,296	8,618,793
Red Rock Resorts, Inc., Class A	122,696	4,261,232
Texas Roadhouse, Inc.	138,625	8,140,060
		35,134,891
Household Durables — 2.2%
Installed Building Products, Inc.(1)	91,759	6,602,060
PlayAGS, Inc.(1)	268,628	5,257,050
TopBuild Corp.(1)	87,064	6,663,879
		18,522,989
Household Products — 0.8%
Central Garden & Pet Co., Class A(1)	186,876	7,048,963
Insurance — 1.6%
Kinsale Capital Group, Inc.	131,741	6,286,681
Trupanion, Inc.(1)	217,709	7,602,398
		13,889,079
Internet Software and Services — 6.1%
2U, Inc.(1)	193,321	14,357,951
Five9, Inc.(1)	326,789	8,499,782
GrubHub, Inc.(1)	114,253	8,254,779
LogMeIn, Inc.	82,561	10,386,174
Mimecast Ltd.(1)	178,696	5,494,902
Q2 Holdings, Inc.(1)	110,197	4,666,843
		51,660,431
IT Services — 2.2%
EPAM Systems, Inc.(1)	82,186	9,655,211
Euronet Worldwide, Inc.(1)	67,477	6,334,066
Science Applications International Corp.	36,722	2,814,742
		18,804,019
Leisure Products — 0.7%
Malibu Boats, Inc., Class A(1)	180,052	5,988,529
Life Sciences Tools and Services — 1.1%
PRA Health Sciences, Inc.(1)	99,141	9,027,779
Machinery — 6.1%
Chart Industries, Inc.(1)	97,754	4,845,666
Gardner Denver Holdings, Inc.(1)	165,551	5,724,753
ITT, Inc.	136,050	7,618,800
John Bean Technologies Corp.	68,792	7,825,090
Kadant, Inc.	91,383	9,161,146
Kennametal, Inc.	192,492	9,389,760
Terex Corp.	140,713	6,616,325
		51,181,540
Oil, Gas and Consumable Fuels — 2.1%
Callon Petroleum Co.(1)	678,682	7,703,041

RSP Permian, Inc.(1)	264,038	10,477,028
		18,180,069
Personal Products — 0.6%
Medifast, Inc.	77,032	5,292,869
Pharmaceuticals — 3.3%
Aerie Pharmaceuticals, Inc.(1)	54,582	2,993,823
Catalent, Inc.(1)	282,985	13,170,122
Dermira, Inc.(1)	80,909	2,307,525
Horizon Pharma plc(1)	123,568	1,797,914
Nektar Therapeutics(1)	42,256	3,533,024
Optinose, Inc.(1)	105,685	2,002,731
Pacira Pharmaceuticals, Inc.(1)	63,544	2,313,001
		28,118,140
Real Estate Management and Development — 0.6%
FirstService Corp.	79,630	5,303,487
Road and Rail — 0.8%
Saia, Inc.(1)	86,677	6,548,447
Semiconductors and Semiconductor Equipment — 5.0%
Cavium, Inc.(1)	36,698	3,258,048
Entegris, Inc.	101,543	3,305,225
Formfactor, Inc.(1)	105,737	1,517,326
Inphi Corp.(1)	114,954	3,433,676
Microsemi Corp.(1)	108,613	6,711,197
MKS Instruments, Inc.	42,878	4,386,419
Monolithic Power Systems, Inc.	108,457	12,919,398
Power Integrations, Inc.	89,190	6,662,493
		42,193,782
Software — 7.5%
Bottomline Technologies, Inc.(1)	252,391	9,212,272
Callidus Software, Inc.(1)	294,078	10,572,104
Guidewire Software, Inc.(1)	45,184	3,589,869
Paycom Software, Inc.(1)	119,185	10,922,113
RealPage, Inc.(1)	228,885	11,387,029
RingCentral, Inc., Class A(1)	243,838	13,240,403
Tyler Technologies, Inc.(1)	22,389	4,511,607
		63,435,397
Specialty Retail — 3.9%
At Home Group, Inc.(1)	252,927	8,012,727
Burlington Stores, Inc.(1)	68,571	8,345,776
Floor & Decor Holdings, Inc., Class A(1)	174,675	8,192,258
National Vision Holdings, Inc.(1)	136,581	5,343,049
RH(1)	35,008	3,290,402
		33,184,212
Textiles, Apparel and Luxury Goods — 0.5%
Steven Madden Ltd.(1)	83,700	3,866,940
Thrifts and Mortgage Finance — 2.2%
Essent Group Ltd.(1)	181,628	8,449,335
LendingTree, Inc.(1)	9,422	3,465,883
NMI Holdings, Inc., Class A(1)	357,753	6,564,767
		18,479,985
Trading Companies and Distributors — 2.0%
MRC Global, Inc.(1)	411,892	7,405,818

SiteOne Landscape Supply, Inc.(1)	120,507	9,177,813
		16,583,631
Water Utilities — 0.2%
Evoqua Water Technologies Corp.(1)	92,696	2,119,031
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.(1)	156,787	3,802,085
TOTAL COMMON STOCKS (Cost $680,756,301)		839,717,442
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $8,378,667), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $8,227,486)		8,227,246
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $6,997,015), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $6,859,103)		6,859,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,086,246)		15,086,246
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $695,842,547)		854,803,688
OTHER ASSETS AND LIABILITIES — (1.1)%		(9,289,397)
TOTAL NET ASSETS — 100.0%		$845,514,291

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	170,693	USD	134,171	Morgan Stanley	3/29/18	$4,695
CAD	133,104	USD	107,278	Morgan Stanley	3/29/18	1,008
CAD	176,855	USD	143,821	Morgan Stanley	3/29/18	58
USD	4,183,168	CAD	5,375,296	Morgan Stanley	3/29/18	(189,844)
USD	104,334	CAD	133,720	Morgan Stanley	3/29/18	(4,452)
USD	122,277	CAD	152,207	Morgan Stanley	3/29/18	(1,549)
USD	153,449	CAD	188,728	Morgan Stanley	3/29/18	(89)
USD	498,853	CAD	614,896	Morgan Stanley	3/29/18	(1,389)
						$(191,562)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	834,413,955	5,303,487	—
Temporary Cash Investments	—	15,086,246	—
	834,413,955	20,389,733	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,761	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	197,323	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
January 31, 2018

Sustainable Equity - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 4.9%
Boeing Co. (The)	27,187	9,634,257
Lockheed Martin Corp.	3,041	1,079,099
Northrop Grumman Corp.	6,098	2,076,552
		12,789,908
Airlines — 1.2%
Delta Air Lines, Inc.	56,408	3,202,282
Automobiles — 0.4%
Ford Motor Co.	91,804	1,007,090
Banks — 7.3%
Bank of America Corp.	85,527	2,736,864
Citigroup, Inc.	72,701	5,705,575
JPMorgan Chase & Co.	92,709	10,723,650
		19,166,089
Beverages — 2.1%
PepsiCo, Inc.	46,082	5,543,665
Biotechnology — 3.4%
AbbVie, Inc.	17,176	1,927,491
Amgen, Inc.	10,228	1,902,919
Biogen, Inc.(1)	12,215	4,248,499
Celgene Corp.(1)	5,408	547,073
Incyte Corp.(1)	3,140	283,511
		8,909,493
Capital Markets — 1.9%
Ameriprise Financial, Inc.	11,305	1,907,154
BlackRock, Inc.	2,118	1,189,892
S&P Global, Inc.	9,909	1,794,520
		4,891,566
Chemicals — 1.7%
LyondellBasell Industries NV, Class A	17,819	2,135,429
Sherwin-Williams Co. (The)	5,468	2,280,757
		4,416,186
Communications Equipment — 3.4%
Cisco Systems, Inc.	151,125	6,277,732
Motorola Solutions, Inc.	16,363	1,627,464
Palo Alto Networks, Inc.(1)	5,746	907,121
		8,812,317
Containers and Packaging — 0.5%
International Paper Co.	22,628	1,422,396
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	80,748	3,024,013
Verizon Communications, Inc.	22,737	1,229,389
		4,253,402
Electric Utilities — 0.1%
Exelon Corp.	7,036	270,956
Electrical Equipment — 0.9%
Eaton Corp. plc	27,002	2,267,358

Energy Equipment and Services — 1.0%
Halliburton Co.	50,731	2,724,255
Equity Real Estate Investment Trusts (REITs) — 4.1%
Host Hotels & Resorts, Inc.	108,472	2,251,879
Prologis, Inc.	98,235	6,396,081
SBA Communications Corp.(1)	11,710	2,043,395
		10,691,355
Food and Staples Retailing — 2.5%
CVS Health Corp.	19,577	1,540,514
Kroger Co. (The)	8,406	255,206
Wal-Mart Stores, Inc.	36,983	3,942,388
Walgreens Boots Alliance, Inc.	10,337	777,963
		6,516,071
Food Products — 1.1%
Archer-Daniels-Midland Co.	15,836	680,156
Campbell Soup Co.	8,794	409,361
Pinnacle Foods, Inc.	28,197	1,746,522
		2,836,039
Health Care Equipment and Supplies — 2.6%
Abbott Laboratories	14,123	877,885
Edwards Lifesciences Corp.(1)	27,305	3,456,267
Hologic, Inc.(1)	59,041	2,521,051
		6,855,203
Health Care Providers and Services — 3.0%
Aetna, Inc.	13,131	2,453,133
Centene Corp.(1)	2,144	229,923
Express Scripts Holding Co.(1)	17,839	1,412,492
Humana, Inc.	3,726	1,050,099
UnitedHealth Group, Inc.	11,048	2,615,945
		7,761,592
Hotels, Restaurants and Leisure — 1.9%
Royal Caribbean Cruises Ltd.	31,391	4,192,268
Starbucks Corp.	13,025	739,950
		4,932,218
Household Products — 0.9%
Procter & Gamble Co. (The)	27,589	2,382,034
Industrial Conglomerates — 2.3%
3M Co.	24,480	6,132,240
Insurance — 3.4%
Aflac, Inc.	15,045	1,326,969
Prudential Financial, Inc.	17,536	2,083,628
Travelers Cos., Inc. (The)	36,181	5,424,255
		8,834,852
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	4,329	6,280,903
Expedia, Inc.	7,154	915,783
		7,196,686
Internet Software and Services — 5.9%
Alphabet, Inc., Class A(1)	5,612	6,634,619
Alphabet, Inc., Class C(1)	2,384	2,789,137
Facebook, Inc., Class A(1)	31,526	5,891,894
		15,315,650

IT Services — 4.3%
Accenture plc, Class A	30,379	4,881,905
Alliance Data Systems Corp.	2,110	541,553
DXC Technology Co.	16,165	1,609,226
Visa, Inc., Class A	34,953	4,342,211
		11,374,895
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	30,092	2,209,656
Machinery — 3.7%
Caterpillar, Inc.	28,888	4,702,389
Cummins, Inc.	17,279	3,248,452
Parker-Hannifin Corp.	9,144	1,841,784
		9,792,625
Media — 1.9%
Comcast Corp., Class A	90,793	3,861,426
Time Warner, Inc.	13,014	1,240,885
		5,102,311
Multi-Utilities — 0.6%
DTE Energy Co.	13,771	1,454,768
Multiline Retail — 1.6%
Target Corp.	54,163	4,074,141
Oil, Gas and Consumable Fuels — 4.0%
ConocoPhillips	59,977	3,527,247
Devon Energy Corp.	17,913	741,061
EOG Resources, Inc.	12,941	1,488,215
Marathon Petroleum Corp.	43,756	3,030,978
Valero Energy Corp.	16,585	1,591,663
		10,379,164
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	44,163	2,764,604
Johnson & Johnson	28,375	3,921,141
Merck & Co., Inc.	9,281	549,899
		7,235,644
Professional Services — 1.7%
ManpowerGroup, Inc.	33,584	4,412,602
Road and Rail — 0.3%
Ryder System, Inc.	8,685	755,856
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	72,325	3,878,790
Broadcom Ltd.	6,761	1,676,931
Intel Corp.	48,723	2,345,525
Texas Instruments, Inc.	10,768	1,180,926
		9,082,172
Software — 6.0%
Adobe Systems, Inc.(1)	12,986	2,594,083
Electronic Arts, Inc.(1)	7,617	967,054
Microsoft Corp.	79,472	7,550,635
Oracle Corp. (New York)	54,280	2,800,305
Red Hat, Inc.(1)	11,655	1,531,234
ServiceNow, Inc.(1)	1,818	270,646
		15,713,957
Specialty Retail — 2.6%
Home Depot, Inc. (The)	32,054	6,439,649

Ross Stores, Inc.	4,785	394,236
		6,833,885
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	44,237	7,406,601
HP, Inc.	95,259	2,221,440
		9,628,041
Tobacco — 1.0%
Philip Morris International, Inc.	24,812	2,660,591
TOTAL COMMON STOCKS (Cost $168,324,414)		259,841,211
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $1,035,594), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $1,016,909)		1,016,879
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $866,758), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $847,013)		847,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,666	1,666
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,865,545)		1,865,545
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $170,189,959)		261,706,756
OTHER ASSETS AND LIABILITIES — (0.1)%		(291,862)
TOTAL NET ASSETS — 100.0%		$261,414,894

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	259,841,211	—	—
Temporary Cash Investments	1,666	1,863,879	—
	259,842,877	1,863,879	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2018

Ultra - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 4.1%
Boeing Co. (The)	927,000	328,500,990
United Technologies Corp.	962,000	132,765,620
		461,266,610
Automobiles — 1.6%
Tesla, Inc.(1)	522,000	184,949,820
Banks — 2.6%
JPMorgan Chase & Co.	1,635,000	189,120,450
U.S. Bancorp	1,760,000	100,566,400
		289,686,850
Beverages — 1.5%
Constellation Brands, Inc., Class A	753,000	165,260,910
Biotechnology — 6.0%
Bluebird Bio, Inc.(1)	208,000	42,619,200
Celgene Corp.(1)	2,295,000	232,162,200
Gilead Sciences, Inc.	1,185,000	99,303,000
Ionis Pharmaceuticals, Inc.(1)	1,039,000	54,568,280
Regeneron Pharmaceuticals, Inc.(1)	579,000	212,290,350
Sage Therapeutics, Inc.(1)	185,000	35,113,000
		676,056,030
Chemicals — 2.4%
Ecolab, Inc.	945,000	130,107,600
Monsanto Co.	437,000	53,226,600
PPG Industries, Inc.	798,000	94,746,540
		278,080,740
Electrical Equipment — 1.0%
Acuity Brands, Inc.	756,000	116,756,640
Electronic Equipment, Instruments and Components — 1.9%
Cognex Corp.	660,000	41,164,200
Keyence Corp.	72,000	43,812,036
Yaskawa Electric Corp.	2,454,000	126,330,311
		211,306,547
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	953,000	185,711,110
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	232,000	54,520,000
Edwards Lifesciences Corp.(1)	536,000	67,846,880
IDEXX Laboratories, Inc.(1)	552,000	103,246,080
Intuitive Surgical, Inc.(1)	805,592	347,749,898
		573,362,858
Health Care Providers and Services — 3.8%
Cigna Corp.	125,000	26,043,750
UnitedHealth Group, Inc.	1,732,000	410,102,960
		436,146,710
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	95,000	30,852,200
Starbucks Corp.	3,502,000	198,948,620

Wynn Resorts Ltd.	332,000	54,975,880
		284,776,700
Insurance — 1.1%
MetLife, Inc.	2,589,246	124,465,055
Internet and Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)	454,000	658,704,060
Netflix, Inc.(1)	681,000	184,074,300
		842,778,360
Internet Software and Services — 13.2%
Alphabet, Inc., Class A(1)	294,058	347,641,249
Alphabet, Inc., Class C(1)	350,000	409,479,000
Baidu, Inc. ADR(1)	317,000	78,273,640
Facebook, Inc., Class A(1)	2,716,000	507,593,240
Tencent Holdings Ltd.	2,546,000	150,885,646
		1,493,872,775
IT Services — 9.3%
MasterCard, Inc., Class A	2,434,963	411,508,747
PayPal Holdings, Inc.(1)	2,242,000	191,287,440
Visa, Inc., Class A	3,606,000	447,973,380
		1,050,769,567
Machinery — 3.6%
Cummins, Inc.	617,000	115,996,000
Donaldson Co., Inc.	717,000	36,323,220
WABCO Holdings, Inc.(1)	841,000	129,841,990
Wabtec Corp.	1,618,000	131,122,720
		413,283,930
Media — 2.2%
Time Warner, Inc.	775,000	73,896,250
Walt Disney Co. (The)	1,601,000	173,980,670
		247,876,920
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	411,000	64,707,840
EOG Resources, Inc.	908,000	104,420,000
		169,127,840
Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A	1,792,000	241,848,320
Pharmaceuticals — 0.6%
Pfizer, Inc.	1,772,000	65,634,880
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	957,000	115,634,310
Semiconductors and Semiconductor Equipment — 2.7%
ams AG	631,000	58,222,165
Analog Devices, Inc.	640,000	58,803,200
Maxim Integrated Products, Inc.	1,655,000	100,955,000
Xilinx, Inc.	1,153,000	84,192,060
		302,172,425
Software — 5.5%
Adobe Systems, Inc.(1)	209,000	41,749,840
Microsoft Corp.	2,652,000	251,966,520
salesforce.com, Inc.(1)	1,733,000	197,406,030
Splunk, Inc.(1)	534,000	49,325,580
Tableau Software, Inc., Class A(1)	1,093,000	83,953,330
		624,401,300

Specialty Retail — 3.6%
O'Reilly Automotive, Inc.(1)	343,000	90,788,670
Ross Stores, Inc.	1,285,000	105,871,150
TJX Cos., Inc. (The)	2,706,000	217,345,920
		414,005,740
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	5,513,983	923,206,174
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	2,418,000	164,955,960
Tobacco — 1.2%
Philip Morris International, Inc.	1,311,000	140,578,530
TOTAL COMMON STOCKS (Cost $4,179,744,573)		11,197,973,611
TEMPORARY CASH INVESTMENTS — 1.8%
Federal Home Loan Bank Discount Notes, 1.22%, 2/1/2018(2)	150,000,000	150,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $30,753,889), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $30,198,979)		30,198,098
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 1/31/25, valued at $25,683,288), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $25,176,378)		25,176,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,140	27,140
TOTAL TEMPORARY CASH INVESTMENTS (Cost $205,401,238)		205,401,238
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $4,385,145,811)		11,403,374,849
OTHER ASSETS AND LIABILITIES — (0.4)%		(46,654,166)
TOTAL NET ASSETS — 100.0%		$11,356,720,683

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,602,870	USD	1,640,223	Credit Suisse AG	3/29/18	$89,417
CHF	2,129,625	USD	2,189,170	Credit Suisse AG	3/29/18	108,885
CHF	2,409,789	USD	2,591,882	Credit Suisse AG	3/29/18	8,496
USD	19,477,186	CHF	19,132,050	Credit Suisse AG	3/29/18	(1,168,002)
USD	1,586,665	CHF	1,552,260	Credit Suisse AG	3/29/18	(88,362)
USD	2,584,037	CHF	2,407,896	Credit Suisse AG	3/29/18	(14,298)
JPY	379,690,500	USD	3,374,088	Credit Suisse AG	3/30/18	115,265
USD	57,201,970	JPY	6,402,616,500	Credit Suisse AG	3/30/18	(1,638,029)
USD	3,628,345	JPY	399,840,000	Credit Suisse AG	3/30/18	(46,182)
USD	3,878,197	JPY	427,959,000	Credit Suisse AG	3/30/18	(54,743)
						$(2,687,553)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	10,818,723,453	379,250,158	—
Temporary Cash Investments	27,140	205,374,098	—
	10,818,750,593	584,624,256	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	322,063	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,009,616	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2018